UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO ETF Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

•	PIMCO ETF Trust

Your Global Investment Authority

PIMCO ETFs

Semiannual Report

December 31, 2011

PIMCO ETF Trust

Index Exchange-Traded Funds

PIMCO 0-5 Year High Yield Corporate Bond Index Fund

PIMCO 1-3 Year U.S. Treasury Index Fund

PIMCO 1-5 Year U.S. TIPS Index Fund

PIMCO 3-7 Year U.S. Treasury Index Fund

PIMCO 7-15 Year U.S. Treasury Index Fund

PIMCO 15+ Year U.S. TIPS Index Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

PIMCO Australia Bond Index Fund

PIMCO Broad U.S. TIPS Index Fund

PIMCO Broad U.S. Treasury Index Fund

PIMCO Canada Bond Index Fund

PIMCO Germany Bond Index Fund

PIMCO Investment Grade Corporate Bond Index Fund

Actively Managed Exchange-Traded Funds

PIMCO Build America Bond Strategy Fund

PIMCO Enhanced Short Maturity Strategy Fund

PIMCO Intermediate Municipal Bond Strategy Fund

PIMCO Short Term Municipal Bond Strategy Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		3
Expense Examples		22
Financial Highlights		24
Statements of Assets and Liabilities		26
Statements of Operations		29
Statements of Changes in Net Assets		32
Notes to Financial Statements		72
Glossary		84
Approval of Renewal of the Investment Management Agreement		85

FUND	Fund Summary	Schedule of Investments

PIMCO 0-5 Year High Yield Corporate Bond Index Fund	5	37
PIMCO 1-3 Year U.S. Treasury Index Fund	6	40
PIMCO 1-5 Year U.S. TIPS Index Fund	7	41
PIMCO 3-7 Year U.S. Treasury Index Fund	8	42
PIMCO 7-15 Year U.S. Treasury Index Fund	9	43
PIMCO 15+ Year U.S. TIPS Index Fund	10	44
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	11	45
PIMCO Australia Bond Index Fund	12	46
PIMCO Broad U.S. TIPS Index Fund	13	48
PIMCO Broad U.S. Treasury Index Fund	14	49
PIMCO Canada Bond Index Fund	15	50
PIMCO Germany Bond Index Fund	16	52
PIMCO Investment Grade Corporate Bond Index Fund	17	55
PIMCO Build America Bond Strategy Fund	18	58
PIMCO Enhanced Short Maturity Strategy Fund	19	60
PIMCO Intermediate Municipal Bond Strategy Fund	20	65
PIMCO Short Term Municipal Bond Strategy Fund	21	69

This material is authorized for use only when preceded or accompanied by the current PIMCO ETF Trust prospectus.

Chairman’s Letter

Dear Shareholder:

Please find enclosed the Semiannual Report for the PIMCO ETF Trust covering the six-month reporting period ended December 31, 2011. On the following pages, you’ll find specific details on investment performance and a discussion of the factors that most affected performance.

During the reporting period, we introduced three new single-country exchange-traded funds (ETFs) to provide access to the bond market and currency of Australia, Canada and Germany. PIMCO views each of these countries favorably in our secular economic outlook. These new ETFs help expand investor access to PIMCO’s expertise through strategies and vehicles which appeal to a wider range of investor preferences:

■

PIMCO Australia Bond Index Fund (Ticker: AUD) was launched on October 31, 2011 and aims to provide focused exposure to the Australian dollar-denominated, investment grade bond market. Australia has a strong balance sheet with positive debt dynamics, and is a strong trading partner within the Asia-pacific region.

■

PIMCO Canada Bond Index Fund (Ticker: CAD) was launched on November 9, 2011 and aims to provide focused exposure to the Canadian dollar-denominated, investment grade bond market. Canada is one of the largest exporters of agricultural products, raw materials and oil and has a low debt burden, a growing economy and prudent fiscal management.

■

PIMCO Germany Bond Index Fund (Ticker: BUND) was launched on November 9, 2011 and aims to provide focused exposure to euro-denominated, investment grade bonds issued by German issuers. Germany has a strong balance sheet with a commanding position as the largest economy in Europe and is the world’s largest exporter behind China.

As announced on January 9, 2012, we are pleased to update you on the timing for the launch of the PIMCO Total Return Exchange-Traded Fund, which will trade under the ticker TRXT and is scheduled to list on March 1, 2012.

PIMCO ETFs are designed to provide well-engineered solutions to meet a broad range of investor needs, offering access to PIMCO’s unique investment process and world-class portfolio management expertise in the liquid, transparent and convenient ETF vehicle. PIMCO ETFs also include a range of actively managed and Smart Passive index strategies, providing investors access to a variety of sectors, geographical regions and investment objectives.

If you have any questions regarding your PIMCO ETF Trust investment, please contact your financial advisor, or call one of our shareholder associates at 1-888-400-4ETF (1-888-400-4383). We also invite you to visit our redesigned and enhanced ETF website at www.pimcoetfs.com to learn more about PIMCO ETFs.

Thank you again for the trust you have placed in PIMCO. We are privileged to serve you through our ETF offerings.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO ETF Trust January 25, 2012

2	PIMCO ETF TRUST

Important Information About the Funds

The PIMCO 0-5 Year High Yield Corporate Bond Index Fund, PIMCO 1-3 Year U.S. Treasury Index Fund, PIMCO 1-5 Year U.S. TIPS Index Fund, PIMCO 3-7 Year U.S. Treasury Index Fund, PIMCO 7-15 Year U.S. Treasury Index Fund, PIMCO 15+ Year U.S. TIPS Index Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund, PIMCO Australia Bond Index Fund, PIMCO Broad U.S. TIPS Index Fund, PIMCO Broad U.S. Treasury Index Fund, PIMCO Canada Bond Index Fund, PIMCO Germany Bond Index Fund and PIMCO Investment Grade Corporate Bond Index Fund are exchange-traded funds (“ETFs”) that seek to provide total return that closely corresponds, before fees and expenses, to the total return of a specified index (collectively, the “Index Funds”). Each Index Fund employs a representative sampling strategy in seeking to achieve its investment objective and as a result may not hold all of the securities that are included in the underlying index. The PIMCO Build America Bond Strategy Fund, PIMCO Enhanced Short Maturity Strategy Fund, PIMCO Intermediate Municipal Bond Strategy Fund and PIMCO Short Term Municipal Bond Strategy Fund, unlike the Index Funds, are actively managed ETFs that do not seek to track the performance of a specified index (collectively, the “Active Funds” and together with the Index Funds, the “Funds”). Shares of the Funds will be listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”) and other secondary markets. The market price for each Fund’s shares may be different from the Fund’s net asset value (“NAV”). Each Fund issues and redeems shares at its NAV only in blocks of a specified number of shares (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares from the Funds at NAV.

The Funds invest in particular segments of the securities markets, which are not representative of the broader securities markets. While we believe that bond funds have an important role to play in a well-diversified investment portfolio, an investment in a Fund alone should not constitute an entire investment program. It is important to note that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Funds are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Funds. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: market trading risk, limited issuance risk, interest rate risk, credit risk, market risk, liquidity risk, derivatives risk, issuer non-diversification risk, leveraging risk, management and tracking error risk, indexing risk, issuer risk, mortgage-related and other asset backed risk, foreign (non-U.S.) investment risk, emerging markets risk, management risk, municipal project-specific risk, Australian securities risk, Canadian securities risk and German securities risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Index Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a Fund could not close out a position when it would be most advantageous to do so. An Index Fund could lose more than the principal amount invested in these derivative instruments. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. Each Fund’s performance is measured against the performance of a broad-based securities market index (benchmark index). Each Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Index Funds may make available a complete schedule of portfolio holdings and the percentages they represent of the Index Fund’s net assets. On each business day, before commencement of trading on NYSE Arca, each Active Fund will disclose on www.pimcoetfs.com the identities and quantities of the Active Fund’s portfolio holdings that will form the basis for the Active Fund’s calculation of NAV at the end of the business day. The frequency at which the daily market prices were at a discount or premium to each Fund’s NAV is disclosed on www.pimcoetfs.com. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings. Fund fact sheets provide additional information regarding a Fund and may be requested by calling 1-888-400-4ETF (1-888-400-4383).

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO ETF Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and proce-

DECEMBER 31, 2011	SEMIANNUAL REPORT	3

Important Information About the Funds  (Cont.)

dures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-888-400-4ETF (1-888-400-4383), on the Funds’ website at www.pimcoetfs.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO ETF Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-888-400-4ETF (1-888-400-4383) and on the Funds’ website at www.pimcoetfs.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO ETF TRUST

PIMCO 0-5 Year High Yield Corporate Bond Index Fund

Ticker Symbol	HYS

Cumulative Returns Through December 31, 2011

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	95.1%
Short-Term Instruments	4.9%
‡	% of Total Investments as of 12/31/11

Cumulative Total Return for the period ended December 31, 2011
	6 Months*	Fund Inception (06/16/11)
PIMCO 0-5 Year High Yield Corporate Bond Index Fund (Based on Net Asset Value)	-0.54%	-0.09%
PIMCO 0-5 Year High Yield Corporate Bond Index Fund (At Market Price)(1)	0.51%	1.20%
BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained IndexSM±	-0.70%	-0.38%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained IndexSM tracks the performance of short-term U.S. dollar denominated below investment grade corporate debt issued in the U.S. domestic market with less than five years remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $100 million, issued publicly. Allocations to an individual issuer will not exceed 2%. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Current performance may be lower or higher than performance shown. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.55%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO 0-5 Year High Yield Corporate Bond Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the Underlying Index. The Fund may invest the remainder of its assets in fixed-income instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds.

»

Over the reporting period, yields in the short term segment of the U.S. high yield market rose while U.S. Treasury yields fell across the yield curve. The net result was slightly negative performance for the Fund and the Underlying Index.

DECEMBER 31, 2011	SEMIANNUAL REPORT	5

PIMCO 1-3 Year U.S. Treasury Index Fund

Ticker Symbol	TUZ

Cumulative Returns Through December 31, 2011

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	98.1%
Short-Term Instruments	1.9%
‡	% of Total Investments as of 12/31/11

Average Annual Total Return for the period ended December 31, 2011
	6 Months*	1 Year	Fund Inception (06/01/09)
PIMCO 1-3 Year Treasury Index Fund (Based on Net Asset Value)	0.68%	1.49%	1.72%
PIMCO 1-3 Year Treasury Index Fund (At Market Price)(1)	0.72%	1.59%	1.73%
BofA Merrill Lynch 1-3 Year U.S. Treasury IndexSM±	0.68%	1.55%	1.81%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch 1-3 Year U.S. Treasury IndexSM is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Current performance may be lower or higher than performance shown. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.15%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO 1-3 Year U.S. Treasury Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 1-3 Year U.S. Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Yields in the 1 to 3-year segment of the U.S. Treasury yield curve were down over the course of the reporting period. The overall decline in yields of underlying securities and coupon returns drove positive performance for both the Fund and the Underlying Index over the reporting period.

6	PIMCO ETF TRUST

PIMCO 1-5 Year U.S. TIPS Index Fund

Ticker Symbol	STPZ

Cumulative Returns Through December 31, 2011

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 12/31/11

Average Annual Total Return for the period ended December 31, 2011
	6 Months*	1 Year	Fund Inception (08/20/09)
PIMCO 1-5 Year U.S. TIPS Index Fund (Based on Net Asset Value)	0.73%	4.75%	4.90%
PIMCO 1-5 Year U.S. TIPS Index Fund (At Market Price)(1)	0.73%	4.71%	4.92%
BofA Merrill Lynch 1-5 Year U.S. Inflation-Linked Treasury IndexSM±	0.73%	5.00%	5.15%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± BofA Merrill Lynch 1-5 Year U.S. Inflation-Linked Treasury IndexSM is an unmanaged index comprised of U.S. Treasury Inflation Protected Securities with at least $1 billion in outstanding face value and a remaining term to final maturity of at least 1 year and less than 5 years. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Current performance may be lower or higher than performance shown. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.20%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO 1-5 Year U.S. TIPS Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 1-5 Year U.S. Inflation-Linked Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Real yields, or the rates of return in excess of expected future inflation, declined across the U.S. Treasury Inflation-Protected Securities (TIPS) yield curve, driving positive performance for both the Fund and the Underlying Index. A net positive inflation accrual, or change in the Consumer Price Index (CPI), applied to the principal of underlying securities over the reporting period also contributed positively to returns.

DECEMBER 31, 2011	SEMIANNUAL REPORT	7

PIMCO 3-7 Year U.S. Treasury Index Fund

Ticker Symbol	FIVZ

Cumulative Returns Through December 31, 2011

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 12/31/11

Average Annual Total Return for the period ended December 31, 2011
	6 Months*	1 Year	Fund Inception (10/30/09)
PIMCO 3-7 Year U.S. Treasury Index Fund (Based on Net Asset Value)	5.20%	8.12%	6.28%
PIMCO 3-7 Year U.S. Treasury Index Fund (At Market Price)(1)	5.20%	8.19%	6.27%
BofA Merrill Lynch 3-7 Year U.S. Treasury IndexSM±	5.12%	8.29%	6.39%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± BofA Merrill Lynch 3-7 Year U.S. Treasury IndexSM is an unmanaged index comprised of U.S. dollar denominated sovereign debt securities publicly issued by the U.S. Treasury having a maturity of at least 3 years and less than 7 years.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Current performance may be lower or higher than performance shown. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.15%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO 3-7 Year U.S. Treasury Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 3-7 Year U.S. Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Yields in the 3 to 7-year segment of the U.S. Treasury yield curve were down over the course of the reporting period. The overall decline in yields of underlying securities and coupon returns drove positive performance for both the Fund and the Underlying Index over the reporting period.

8	PIMCO ETF TRUST

PIMCO 7-15 Year U.S. Treasury Index Fund

Ticker Symbol	TENZ

Cumulative Returns Through December 31, 2011

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	100.00%
‡	% of Total Investments as of 12/31/11

Average Annual Total Return for the period ended December 31, 2011
	6 Months*	1 Year	Fund Inception (09/10/09)
PIMCO 7-15 Year U.S. Treasury Index Fund (Based on Net Asset Value)	11.83%	15.59%	9.72%
PIMCO 7-15 Year U.S. Treasury Index Fund (At Market Price)(1)	11.68%	15.64%	9.67%
BofA Merrill Lynch 7-15 Year U.S. Treasury IndexSM±	11.72%	15.73%	9.86%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch 7-15 Year U.S. Treasury IndexSM is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government with at least $1 billion in outstanding face value and a remaining term to final maturity of at least 7 years and less than 15 years. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Current performance may be lower or higher than performance shown. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.15%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO 7-15 Year U.S. Treasury Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 7-15 Year U.S. Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Yields in the 7 to 15-year segment of the U.S. Treasury yield curve were down over the course of the reporting period. The overall decline in yields of underlying securities and coupon returns drove positive performance for both the Fund and the Underlying Index over the reporting period.

DECEMBER 31, 2011	SEMIANNUAL REPORT	9

PIMCO 15+ Year U.S. TIPS Index Fund

Ticker Symbol	LTPZ

Cumulative Returns Through December 31, 2011

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	99.9%
Short-Term Instruments	0.1%
‡	% of Total Investments as of 12/31/11

Average Annual Total Return for the period ended December 31, 2011
	6 Months*	1 Year	Fund Inception (09/03/09)
PIMCO 15+ Year U.S. TIPS Index Fund (Based on Net Asset Value)	17.86%	25.36%	15.81%
PIMCO 15+ Year U.S. TIPS Index Fund (At Market Price)(1)	17.66%	25.18%	15.75%
BofA Merrill Lynch 15+ Year U.S. Inflation-Linked Treasury IndexSM±	17.98%	25.78%	16.02%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± BofA Merrill Lynch 15+ Year U.S. Inflation-Linked Treasury IndexSM is an unmanaged index comprised of U.S. Treasury Inflation Protected Securities with at least $1 billion in outstanding face value and a remaining term to final maturity greater than 15 years. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Current performance may be lower or higher than performance shown. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.20%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO 15+ Year U.S. TIPS Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 15+ Year U.S. Inflation-Linked Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Real yields, or the rates of return in excess of expected future inflation, declined across the U.S. Treasury Inflation Protected Securities (TIPS) yield curve, driving positive performance for both the Fund and the Underlying Index. A net positive inflation accrual, or change in the Consumer Price Index (CPI), applied to the principal of underlying securities over the reporting period also contributed positively to returns.

10	PIMCO ETF TRUST

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

Ticker Symbol	ZROZ

Cumulative Returns Through December 31, 2011

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 12/31/11

Average Annual Total Return for the period ended December 31, 2011
	6 Months*	1 Year	Fund Inception (10/30/09)
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund (Based on Net Asset Value)	60.98%	59.77%	23.42%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund (At Market Price)(1)	61.36%	59.95%	23.51%
BofA Merrill Lynch Long U.S. Treasury Principal STRIPS IndexSM±	60.26%	59.18%	23.29%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± BofA Merrill Lynch Long U.S. Treasury Principal STRIPS IndexSM is an unmanaged index comprised of long maturity Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) representing the final principal payment of U.S. Treasury bonds. The principal STRIPS comprising the Underlying Index must have 25 years or more remaining term to final maturity and must be stripped from U.S. Treasury bonds having at least $1 billion in outstanding face value.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Current performance may be lower or higher than performance shown. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.15%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch Long U.S. Treasury Principal STRIPS IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Yields in the 25+ year segment of the U.S. Treasury STRIPS yield curve were down over the reporting period. The fall in yields drove positive performance for the Fund and the Underlying Index over the course of the reporting period.

DECEMBER 31, 2011	SEMIANNUAL REPORT	11

PIMCO Australia Bond Index Fund

Ticker Symbol	AUD

Allocation Breakdown‡
Australia	71.6%
Supranational	19.9%
United Kingdom	3.5%
Germany	2.5%
Other	2.5%

‡ % of Total Investments as of 12/31/11

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended December 31, 2011
Fund Inception (10/31/11)
PIMCO Australia Bond Index Fund (Based on Net Asset Value)	-1.17%
PIMCO Australia Bond Index Fund (At Market Price)(1)	-0.49%
BofA Merrill Lynch Diversified Australia Bond IndexSM±	-1.35%

All Fund returns are net of fees and expenses.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch Diversified Australia Bond IndexSM tracks the performance of large, Australian dollar (“AUD”)-denominated investment grade debt instruments publicly issued in the Australian domestic market, including sovereign, quasi government, corporate, securitized and collateralized securities. All qualifying securities must have at least one year remaining term to final maturity and a fixed coupon schedule. Qualifying Australian sovereign securities must have a minimum amount outstanding of AUD 1 billion. Qualifying non-sovereign securities must have a minimum amount outstanding of AUD 500 million and must be rated investment grade. Index constituents are capitalization-weighted adjusted, as necessary, to meet issuer concentration limits. The Underlying Index is rebalanced on the last calendar day of the month. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Current performance may be lower or higher than performance shown. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.51%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO Australia Bond Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch Diversified Australia Bond IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Underlying Index tracks the performance of large, Australian dollar-denominated investment grade debt instruments publicly issued in the Australian domestic market, including sovereign, quasi-government, corporate securitized and collateralized securities.

»	The Fund commenced operations on October 31, 2011.

»

Australian government yields declined over the reporting period, while the Australian dollar weakened versus the U.S. dollar, with a net result of negative performance for both the Fund and the Underlying Index since inception of the Fund on October 31, 2011.

12	PIMCO ETF TRUST

PIMCO Broad U.S. TIPS Index Fund

Ticker Symbol	TIPZ

Cumulative Returns Through December 31, 2011

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	99.7%
Short-Term Instruments	0.3%
‡	% of Total Investments as of 12/31/11

Average Annual Total Return for the period ended December 31, 2011
	6 Months*	1 Year	Fund Inception (09/03/09)
PIMCO Broad U.S. TIPS Index Fund (Based on Net Asset Value)	7.79%	13.80%	10.03%
PIMCO Broad U.S. TIPS Index Fund (At Market Price)(1)	7.86%	14.10%	10.09%
BofA Merrill Lynch U.S. Inflation-Linked Treasury IndexSM±	7.83%	14.10%	10.22%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± BofA Merrill Lynch U.S. Inflation-Linked Treasury IndexSM is an unmanaged index comprised of U.S. Treasury Inflation Protected Securities with at least $1 billion in outstanding face value. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Current performance may be lower or higher than performance shown. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.20%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO Broad U.S. TIPS Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch U.S. Inflation-Linked Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Real yields, or the rates of return in excess of expected future inflation, declined across the U.S. Treasury Inflation Protected Securities (TIPS) yield curve, driving positive performance for both the Fund and the Underlying Index. A net positive inflation accrual, or change in the Consumer Price Index (CPI), applied to the principal of underlying securities over the reporting period also contributed positively to returns.

DECEMBER 31, 2011	SEMIANNUAL REPORT	13

PIMCO Broad U.S. Treasury Index Fund

Ticker Symbol	TRSY

Cumulative Returns Through December 31, 2011

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	92.6%
Short-Term Instruments	7.4%
‡	% of Total Investments as of 12/31/11

Average Annual Total Return for the period ended December 31, 2011
	6 Months*	1 Year	Fund Inception (10/29/10)
PIMCO Broad U.S. Treasury Index Fund (Based on Net Asset Value)	10.38%	12.85%	7.88%
PIMCO Broad U.S. Treasury Index Fund (At Market Price)(1)	10.20%	12.78%	7.92%
BofA Merrill Lynch Liquid U.S. Treasury IndexSM±	10.41%	13.08%	8.09%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch Liquid U.S. Treasury IndexSM is an unmanaged index that tracks the performance of the three most recently issued 2-year, 3- year, 5-year, 7-year, 10-year and 30-year U.S. Treasury notes and bonds. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Current performance may be lower or higher than performance shown. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.15%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO Broad U.S. Treasury Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch Liquid U.S. Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund may invest the remainder of its assets in fixed-income instruments that are not component securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds.

»

Yields across the U.S. Treasury yield curve were down over the course of the reporting period. The overall decline in yields of underlying securities and coupon returns drove positive performance for both the Fund and the Underlying Index over the reporting period.

14	PIMCO ETF TRUST

PIMCO Canada Bond Index Fund

Ticker Symbol	CAD

Allocation Breakdown‡
Canada	100.0%

‡ % of Total Investments as of 12/31/11

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended December 31, 2011
Fund Inception (11/09/11)
PIMCO Canada Bond Index Fund (Based on Net Asset Value)	2.37%
PIMCO Canada Bond Index Fund (At Market Price)(1)	2.96%
BofA Merrill Lynch Diversified Canada Government Bond IndexSM±	1.97%

All Fund returns are net of fees and expenses.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch Diversified Canada Government Bond IndexSM tracks the performance of large, Canadian dollar (“CAD”)-denominated investment grade debt instruments publicly issued in the Canadian domestic market including Canadian sovereign and quasi-government securities. All Qualifying securities must have at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of CAD 1 billion for Canadian sovereign securities and a minimum amount outstanding of CAD 200 million for Canadian quasi-government-securities. Index constituents are capitalization-weighted adjusted, as necessary, to meet issuer concentration limits. The Underlying Index is rebalanced on the last calendar day of the month. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Current performance may be lower or higher than performance shown. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.52%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO Canada Bond Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch Diversified Canada Bond IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Underlying Index tracks the performance of large, Canadian dollar-denominated investment grade debt instruments publicly issued in the Canadian domestic market, Canadian sovereign and quasi-government market.

»	The Fund commenced operations on November 9, 2011.

»

Canadian government yields declined across the yield curve except at the 1 and 2-year points over the reporting period, while the Canadian dollar strengthened slightly versus the U.S. dollar, with a net result of positive performance for both the Fund and the Underlying Index since inception of the Fund on November 9, 2011.

DECEMBER 31, 2011	SEMIANNUAL REPORT	15

PIMCO Germany Bond Index Fund

Ticker Symbol	BUND

Allocation Breakdown‡
Germany	83.7%
Netherlands	14.6%
United States	1.7%

‡ % of Total Investments as of 12/31/11

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended December 31, 2011
Fund Inception (11/09/11)
PIMCO Germany Bond Index Fund (Based on Net Asset Value)	-4.29%
PIMCO Germany Bond Index Fund (At Market Price)(1)	-3.71%
BofA Merrill Lynch Diversified Germany Bond IndexSM±	-4.18%

All Fund returns are net of fees and expenses.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch Diversified Germany Bond IndexSM tracks the performance of large, Euro (“EUR”)-denominated investment grade debt instruments of German issuers publicly issued in the eurobond or Euro member domestic markets, including sovereign, quasi-government, corporate, securitized and collateralized securities. All Qualifying securities must be an obligation of a German entity with at least one year remaining term to final maturity and a fixed coupon schedule. Qualifying German sovereign securities must have a minimum amount outstanding of EUR 1 billion. Qualifying non-sovereign securities must have a minimum amount outstanding of EUR 500 million and must be rated investment grade. Index constituents are capitalization-weighted adjusted, as necessary, to meet issuer concentration limits. The Underlying Index is rebalanced on the last calendar day of the month. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Current performance may be lower or higher than performance shown. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.49%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO Germany Bond Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch Diversified Germany Bond IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Underlying Index tracks the performance of large, Euro-denominated investment grade debt instruments of German issuers publicly issued in the eurobond or Euromember domestic markets, including sovereign, quasi-government, corporate, securitized and collateralized securities.

»	The Fund commenced operations on November 9, 2011.

»

German government bond yields were mixed across the yield curve, while the euro weakened versus the U.S. dollar, with a net result of negative performance for both the Fund and the Underlying Index since inception of the Fund on November 9, 2011.

16	PIMCO ETF TRUST

PIMCO Investment Grade Corporate Bond Index Fund

Ticker Symbol	CORP

Cumulative Returns Through December 31, 2011

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

Industrials	52.7%
Banking & Finance	31.9%
Utilities	12.4%
Short-Term Instruments	3.0%
‡	% of Total Investments as of 12/31/11

Average Annual Total Return for the period ended December 31, 2011
	6 Months*	1 Year	Fund Inception (09/20/10)
PIMCO Investment Grade Corporate Bond Index Fund (Based on Net Asset Value)	3.89%	6.67%	4.95%
PIMCO Investment Grade Corporate Bond Index Fund (At Market Price)(1)	3.58%	6.54%	4.72%
BofA Merrill Lynch U.S. Corporate IndexSM±	4.08%	7.51%	5.44%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± BofA Merrill Lynch U.S. Corporate IndexSM is an unmanaged index comprised of U.S. dollar denominated investment grade, fixed rate corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity and at least $250 million outstanding. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Current performance may be lower or higher than performance shown. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.20%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO Investment Grade Corporate Bond Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch U.S. Corporate IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund may invest the remainder of its assets in fixed-income instruments that are not component securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds.

»	An overall decrease in U.S. Treasury yields offset a widening of option-adjusted spreads, driving positive performance for both the Fund and the Underlying Index over the reporting period.

DECEMBER 31, 2011	SEMIANNUAL REPORT	17

PIMCO Build America Bond Strategy Fund

Ticker Symbol	BABZ

Cumulative Returns Through December 31, 2011

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

California	32.1%
New York	23.2%
Texas	14.4%
Illinois	7.9%
New Jersey	7.6%
Other	14.8%
‡	% of Total Investments as of 12/31/11

Average Annual Total Return for the period ended December 31, 2011
	6 Months*	1 Year	Fund Inception (09/20/10)
PIMCO Build America Bond Strategy Fund (Based on Net Asset Value)	14.04%	23.65%	13.35%
PIMCO Build America Bond Strategy Fund (At Market Price)(1)	14.34%	22.93%	13.12%
Barclays Capital Build America Bond Index±	15.35%	26.53%	15.55%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± Barclays Capital Build America Bond Index is a subset of the Barclays Capital Taxable Municipal Bond Index. The sub-Index consists of all direct pay Build America Bonds that satisfy the rules of the Barclays Capital Taxable Municipal Bond Index. The Barclays Capital Taxable Municipal Bond Index represents securities that are SEC-registered, taxable, dollar denominated, and have at least one year to final maturity, at least $250 million par amount outstanding and are determined to be investment-grade by Barclays Capital. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Current performance may be lower or higher than performance shown. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.45%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO Build America Bond Strategy Fund seeks maximum income, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in taxable municipal debt securities publicly issued under the Build America Bond program.

»	The Fund’s 30 Day SEC Yield† after fees for December 31, 2011 was 4.82% while the estimated yield to maturity†† was 5.18%.

»	A below benchmark duration position (or sensitivity to changes in market interest rates) detracted from returns as yields fell across the yield curve during the reporting period.

»	A focus on revenue bonds relative to general obligation bonds contributed to returns as revenue bonds outperformed general obligation issues during the reporting period.

»	Exposure to transportation and water and sewer securities contributed to returns as returns on these sectors outperformed the general municipal bond market.

»	Exposure to electric bonds detracted from returns as these securities underperformed the general municipal bond market.

»	Build America Bonds (BABs) outperformed the Barclays Capital Long US Credit Index as new issue supply was eliminated. The BABs program expired on 12/31/10.

† The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

†† The Yield to Maturity (“YTM”) is the rate of return anticipated on a bond if it is held until the maturity date. The calculation of YTM takes into account the current market price, par value, coupon interest rate and time to maturity. PIMCO calculates a Fund’s estimated YTM by averaging the YTM of each security held in the Fund on a market weighted basis by selecting each security’s YTM from PIMCO’s analytics database or from Bloomberg. A Fund’s estimated YTM may differ from its distribution yield or SEC yield due to a number of factors, including unsettled trades and Fund expenses.

18	PIMCO ETF TRUST

PIMCO Enhanced Short Maturity Strategy Fund

Ticker Symbol	MINT

Cumulative Returns Through December 31, 2011

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	63.5%
U.S. Government Agencies	9.7%
Short-Term Instruments	9.2%
Sovereign Issues	5.9%
Asset-Backed Securities	5.8%
Mortgage-Backed Securities	5.3%
Other	0.6%
‡	% of Total Investments as of 12/31/11

Average Annual Total Return for the period ended December 31, 2011
	6 Months*	1 Year	Fund Inception (11/16/09)
PIMCO Enhanced Short Maturity Strategy Fund (Based on Net Asset Value)	-0.43%	0.42%	1.01%
PIMCO Enhanced Short Maturity Strategy Fund (At Market Price)(1)	-0.38%	0.44%	1.03%
Citigroup 3-Month Treasury Bill Index±	0.02%	0.08%	0.10%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/2009.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Current performance may be lower or higher than performance shown. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.35%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO Enhanced Short Maturity Strategy Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards.

»	As of December 31, 2011, the Fund’s 30 Day SEC yield† was 1.58% while the estimated yield to maturity†† was 1.93%.

»

An above benchmark U.S. duration (or sensitivity to changes in market interest rates) was a significant contributor to returns as short term interest rates moved lower across the yield curve during the reporting period.

»	Exposure to Agency mortgage-backed securities detracted from performance as the sector lagged U.S. Treasuries during the reporting period.

»	Exposure to the corporate sector detracted from performance as the sector lagged U.S. Treasuries during the reporting period.

† The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

†† The Yield to Maturity (“YTM”) is the rate of return anticipated on a bond if it is held until the maturity date. The calculation of YTM takes into account the current market price, par value, coupon interest rate and time to maturity. PIMCO calculates a Fund’s estimated YTM by averaging the YTM of each security held in the Fund on a market weighted basis by selecting each security’s YTM from PIMCO’s analytics database or from Bloomberg. A Fund’s estimated YTM may differ from its distribution yield or SEC yield due to a number of factors, including unsettled trades and Fund expenses.

DECEMBER 31, 2011	SEMIANNUAL REPORT	19

PIMCO Intermediate Municipal Bond Strategy Fund

Ticker Symbol	MUNI

Cumulative Returns Through December 31, 2011

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

California	19.9%
New York	16.7%
Illinois	7.7%
New Jersey	7.0%
Florida	6.2%
Connecticut	5.3%
Other	37.2%
‡	% of Total Investments as of 12/31/11

Average Annual Total Return for the period ended December 31, 2011
	6 Months*	1 Year	Fund Inception (11/30/09)
PIMCO Intermediate Municipal Bond Strategy Fund (Based on Net Asset Value)	4.39%	7.85%	5.36%
PIMCO Intermediate Municipal Bond Strategy Fund (At Market Price)(1)	4.49%	8.13%	5.42%
Barclays Capital 1-15 Year Municipal Bond Index±	4.96%	8.80%	5.58%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± Barclays Capital 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. It is an unmanaged index representative of the tax exempt bond market. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Current performance may be lower or higher than performance shown. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.35%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO Intermediate Municipal Bond Strategy Fund seeks attractive tax-exempt income, consistent with preservation of capital, by investing under normal circumstances at least 80% of its total assets in a diversified portfolio of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

The Fund’s 30 Day SEC Yield† after fees for December 31, 2011 was 1.73%. The yield was 2.66% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 1.92% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

»

Duration (or sensitivity to changes in market interest rates) was generally managed below the benchmark throughout the reporting period, which detracted from returns as municipal bond yields moved lower over the reporting period.

»	An overweight to dedicated revenue bonds versus general obligation bonds benefited returns as revenue bonds outperformed general obligation bonds over the reporting period.

»	Exposure to healthcare municipal bonds and education-backed municipal bonds benefited returns as both sectors outperformed the broader municipal bond index during the reporting period.

»	Exposure to the corporate-backed and power sectors detracted from returns as these sectors underperformed the broader municipal bond index during the reporting period.

† The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

20	PIMCO ETF TRUST

PIMCO Short Term Municipal Bond Strategy Fund

Ticker Symbol	SMMU

Cumulative Returns Through December 31, 2011

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

Arizona	4.6%
Indiana	2.9%
Connecticut	2.6%
North Carolina	1.4%
Other	88.5%
‡	% of Total Investments as of 12/31/11

Average Annual Total Return for the period ended December 31, 2011
	6 Months*	1 Year	Fund Inception (02/01/10)
PIMCO Short Term Municipal Bond Strategy Fund (Based on Net Asset Value)	0.64%	2.00%	1.58%
PIMCO Short Term Municipal Bond Strategy Fund (At Market Price)(1)	0.94%	2.30%	1.60%
Barclays Capital 1-3 Year Municipal Bond Index±	0.98%	2.75%	2.11%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± Barclays Capital 1-3 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to four years. It is an unmanaged index representative of the tax exempt bond market. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Current performance may be lower or higher than performance shown. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.35%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO Short Term Municipal Bond Strategy Fund seeks attractive tax-exempt income, consistent with preservation of capital, by investing under normal circumstances at least 80% of its total assets in a diversified portfolio of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

The Fund’s 30 Day SEC Yield† after fees for December 31, 2011 was 0.51%. The yield was 0.78% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 0.56% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

»

A below benchmark duration position (or sensitivity to changes in market interest rates) throughout the reporting period detracted from returns as municipal bond yields fell across the municipal yield curve.

»	An overweight to dedicated revenue bonds versus general obligation bonds detracted from returns as the revenue bonds underperformed general obligation bonds during the reporting period.

»	Exposure to healthcare and education municipal bonds benefited returns as both sectors outperformed the general municipal bond index during the reporting period.

»	Exposure to the corporate-backed and power sectors detracted from returns as these sectors underperformed the general municipal bond index during the reporting period.

»	Exposure to the special tax and transportation sectors benefited returns as both sectors outperformed the broader municipal bond index during the reporting period.

† The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

DECEMBER 31, 2011	SEMIANNUAL REPORT	21

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from July 1, 2011 to December 31, 2011 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other exchange-traded funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would have been higher. The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period*	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO 0-5 Year High Yield Corporate Bond Index Fund	$1,000.00	$994.60	$2.76	$1,000.00	$1,022.37	$2.80	0.55%
PIMCO 1-3 Year U.S. Treasury Index Fund	1,000.00	1,006.80	0.45	1,000.00	1,024.68	0.46	0.09
PIMCO 1-5 Year U.S. TIPS Index Fund	1,000.00	1,007.30	1.01	1,000.00	1,024.13	1.02	0.20
PIMCO 3-7 Year U.S. Treasury Index Fund	1,000.00	1,052.00	0.77	1,000.00	1,024.38	0.76	0.15
PIMCO 7-15 Year U.S. Treasury Index Fund	1,000.00	1,118.30	0.80	1,000.00	1,024.38	0.76	0.15
PIMCO 15+ Year U.S. TIPS Index Fund	1,000.00	1,178.60	1.10	1,000.00	1,024.13	1.02	0.20
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	1,000.00	1,609.80	0.98	1,000.00	1,024.38	0.76	0.15
PIMCO Australia Bond Index Fund(a)	1,000.00	988.30	0.75	1,000.00	1,022.87	2.29	0.45
PIMCO Broad U.S. TIPS Index Fund	1,000.00	1,077.90	1.04	1,000.00	1,024.13	1.02	0.20
PIMCO Broad U.S. Treasury Index Fund	1,000.00	1,103.80	0.79	1,000.00	1,024.38	0.76	0.15
PIMCO Canada Bond Index Fund(b)	1,000.00	1,023.70	0.65	1,000.00	1,022.87	2.29	0.45
PIMCO Germany Bond Index Fund(b)	1,000.00	957.10	0.63	1,000.00	1,022.87	2.29	0.45
PIMCO Investment Grade Corporate Bond Index Fund	1,000.00	1,038.90	1.03	1,000.00	1,024.13	1.02	0.20
PIMCO Build America Bond Strategy Fund	1,000.00	1,140.40	2.42	1,000.00	1,022.87	2.29	0.45
PIMCO Enhanced Short Maturity Strategy Fund	1,000.00	995.70	1.76	1,000.00	1,023.38	1.78	0.35
PIMCO Intermediate Municipal Bond Strategy Fund	1,000.00	1,043.90	1.80	1,000.00	1,023.38	1.78	0.35
PIMCO Short Term Municipal Bond Strategy Fund	1,000.00	1,006.40	1.77	1,000.00	1,023.38	1.78	0.35

22	PIMCO ETF TRUST

* Expenses are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period. Hypothetical expenses reflect an amount as if the Fund had been operational for the entire fiscal half year.

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for voluntary fee waivers and organizational or trustees’ fees. Details regarding fee waivers can be found in note 7 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 10/31/11 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 61/366 for the PIMCO Australia Bond Index Fund (to reflect the period since the inception date of 10/31/11).

(b) The Beginning Account Value is reflective as of 11/09/11 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for the Fund, multiplied by the average account value over the period, 52/366 for the PIMCO Canada Bond Index Fund and PIMCO Germany Bond Index Fund (to reflect the period since the inception date of 11/09/11).

DECEMBER 31, 2011	SEMIANNUAL REPORT	23

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
PIMCO 0-5 Year High Yield Corporate Bond Index Fund
07/01/2011 - 12/31/2011+	$100.29	$3.05	$(3.64)	$(0.59)	$(2.87)	$0.00
06/16/2011 - 06/30/2011	100.00	0.18	0.27	0.45	(0.16)	0.00
PIMCO 1-3 Year U.S. Treasury Index Fund
07/01/2011 - 12/31/2011+	$51.00	$0.18	$0.17	$0.35	$(0.18)	$(0.10)
06/30/2011	50.76	0.40	0.24	0.64	(0.40)	0.00
06/30/2010	49.94	0.43	0.84	1.27	(0.43)	(0.02)
06/01/2009 - 06/30/2009	50.00	0.03	(0.06)	(0.03)	(0.03)	0.00
PIMCO 1-5 Year U.S. TIPS Index Fund
07/01/2011 - 12/31/2011+	$53.30	$0.21	$0.18	$0.39	$(0.31)	$(0.07)
06/30/2011	51.79	1.86	1.08	2.94	(1.42)	(0.01)
08/20/2009 - 06/30/2010	50.00	0.86	1.71	2.57	(0.78)	0.00
PIMCO 3-7 Year U.S. Treasury Index Fund
07/01/2011 - 12/31/2011+	$78.36	$0.66	$3.41	$4.07	$(0.62)	$(0.34)
06/30/2011	77.91	1.44	1.24	2.68	(1.49)	(0.74)
10/30/2009 - 06/30/2010	75.34	1.08	2.53	3.61	(1.04)	0.00
PIMCO 7-15 Year U.S. Treasury Index Fund
07/01/2011 - 12/31/2011+	$78.21	$1.02	$8.20	$9.22	$(0.95)	$(0.67)
06/30/2011	79.23	2.27	0.05	2.32	(2.29)	(1.05)
09/10/2009 - 06/30/2010	75.67	1.94	3.65	5.59	(1.98)	(0.05)
PIMCO 15+ Year U.S. TIPS Index Fund
07/01/2011 - 12/31/2011+	$56.04	$0.64	$9.33	$9.97	$(0.70)	$0.00
06/30/2011	54.17	2.63	1.41	4.04	(2.17)	0.00
09/03/2009 - 06/30/2010	50.01	1.22	4.20	5.42	(1.26)	0.00
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund
07/01/2011 - 12/31/2011+	$70.18	$1.65	$41.13	$42.78	$(1.78)	$0.00
06/30/2011	83.02	3.25	(12.86)	(9.61)	(3.23)	0.00
10/30/2009 - 06/30/2010	76.98	2.24	5.93	8.17	(2.13)	0.00
PIMCO Australia Bond Index Fund
10/31/2011 - 12/31/2011+	$100.00	$0.64	$(1.81)	$(1.17)	$(0.58)	$0.00
PIMCO Broad U.S. TIPS Index Fund
07/01/2011 - 12/31/2011+	$54.58	$0.41	$3.83	$4.24	$(0.57)	$0.00
06/30/2011	52.95	2.18	1.67	3.85	(1.91)	(0.31)
09/03/2009 - 06/30/2010	50.01	0.96	2.97	3.93	(0.92)	(0.07)
PIMCO Broad U.S. Treasury Index Fund
07/01/2011 - 12/31/2011+	$98.11	$0.80	$9.35	$10.15	$(0.81)	$(0.68)
10/29/2010 - 06/30/2011	100.36	1.26	(2.26)	(1.00)	(1.25)	0.00
PIMCO Canada Bond Index Fund
11/09/2011 - 12/31/2011+	$100.00	$0.26	$2.10	$2.36	$(0.25)	$0.00
PIMCO Germany Bond Index Fund
11/09/2011 - 12/31/2011+	$100.00	$0.19	$(4.47)	$(4.28)	$(0.32)	$0.00
PIMCO Investment Grade Corporate Bond Index Fund
07/01/2011 - 12/31/2011+	$99.76	$1.78	$2.09	$3.87	$(1.79)	$0.00
09/20/2010 - 06/30/2011	100.00	2.60	(0.23)	2.37	(2.56)	(0.05)
PIMCO Build America Bond Strategy Fund
07/01/2011 - 12/31/2011+	$49.36	$1.41	$5.45	$6.86	$(1.38)	$(1.30)
09/20/2010 - 06/30/2011	50.00	2.09	(0.72)	1.37	(2.01)	0.00
PIMCO Enhanced Short Maturity Strategy Fund
07/01/2011 - 12/31/2011+	$101.04	$0.49	$(0.93)	$(0.44)	$(0.47)	$(0.06)
06/30/2011	100.34	0.86	1.03	1.89	(0.90)	(0.29)
11/16/2009 - 06/30/2010	100.00	0.32	0.37	0.69	(0.35)	0.00
PIMCO Intermediate Municipal Bond Strategy Fund
07/01/2011 - 12/31/2011+	$51.44	$0.64	$1.61	$2.25	$(0.60)	$(0.06)
06/30/2011	50.63	1.21	0.90	2.11	(1.21)	(0.09)
11/30/2009 - 06/30/2010	50.00	0.63	0.61	1.24	(0.61)	0.00
PIMCO Short Term Municipal Bond Strategy Fund
07/01/2011 - 12/31/2011+	$50.36	$0.25	$0.07	$0.32	$(0.21)	$(0.03)
06/30/2011	50.13	0.61	0.22	0.83	(0.60)	0.00
02/01/2010 - 06/30/2010	50.00	0.21	0.14	0.35	(0.22)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

24	PIMCO ETF TRUST	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate (b)

$(2.87)	$96.83	(0.54)%	$140,403	0.55	%*	0.55	%*	6.26	%*	11%
(0.16)	100.29	0.45	25,073	0.55	*	7.30	*	4.65	*	0

$(0.28)	$51.07	0.68%	$143,103	0.09	%*	0.15	%*	0.70	%*	4%
(0.40)	51.00	1.26	107,206	0.09		0.15		0.78		18
(0.45)	50.76	2.56	86,400	0.09		0.19		0.83		256
(0.03)	49.94	(0.06)	40,051	0.09	*	1.88	*	0.76	*	18

$(0.38)	$53.31	0.73%	$933,929	0.20	%*	0.20	%*	0.78	%*	9%
(1.43)	53.30	5.70	1,184,369	0.20		0.21		3.50		17
(0.78)	51.79	5.17	539,680	0.20	*	0.23	*	2.02	*	5

$(0.96)	$81.47	5.20%	$21,726	0.15	%*	0.15	%*	1.62	%*	20%
(2.23)	78.36	3.49	20,895	0.15		0.15		1.83		48
(1.04)	77.91	4.85	51,942	0.15	*	0.41	*	2.14	*	178

$(1.62)	$85.81	11.83%	$16,019	0.15	%*	0.15	%*	2.40	%*	15%
(3.34)	78.21	3.00	8,342	0.15		0.15		2.87		76
(2.03)	79.23	7.54	14,790	0.15	*	0.86	*	3.31	*	209

$(0.70)	$65.31	17.86%	$360,528	0.20	%*	0.20	%*	2.02	%*	5%
(2.17)	56.04	7.58	258,901	0.20		0.20		4.76		38
(1.26)	54.17	10.95	22,753	0.20	*	0.70	*	3.02	*	35

$(1.78)	$111.18	60.98%	$64,486	0.15	%*	0.15	%*	3.39	%*	14%
(3.23)	70.18	(11.69)	40,705	0.15		0.15		4.41		50
(2.13)	83.02	11.02	21,586	0.15	*	0.83	*	4.56	*	39

$(0.58)	$98.25	(1.17)%	$22,598	0.45	%*	0.45	%*	3.96	%*	24%

$(0.57)	$58.25	7.79%	$94,951	0.20	%*	0.20	%*	1.42	%*	3%
(2.22)	54.58	7.39	56,219	0.20		0.21		4.04		20
(0.99)	52.95	7.91	28,063	0.20	*	0.61	*	2.35	*	122

$(1.49)	$106.77	10.38%	$19,219	0.15	%*	0.15	%*	1.51	%*	162%
(1.25)	98.11	(0.98)	9,811	0.15	*	0.99	*	1.95	*	219

$(0.25)	$102.11	2.37%	$13,274	0.45	%*	0.45	%*	1.84	%*	95%

$(0.32)	$95.40	(4.29)%	$12,402	0.45	%*	0.45	%*	1.36	%*	0%

$(1.79)	$101.84	3.89%	$186,368	0.20	%*	0.20	%*	3.49	%*	3%
(2.61)	99.76	2.40	72,821	0.20	*	0.34	*	3.36	*	69

$(2.68)	$53.54	14.04%	$24,628	0.45	%*	0.45	%*	5.26	%*	40%
(2.01)	49.36	2.93	27,644	0.45	*	0.89	*	5.60	*	115

$(0.53)	$100.07	(0.43)%	$1,803,330	0.35	%*	0.35	%*	0.97	%*	109%
(1.19)	101.04	1.89	1,233,727	0.35		0.36		0.85		280
(0.35)	100.34	0.69	656,227	0.35	*	0.41	*	0.57	*	276

$(0.66)	$53.03	4.39%	$98,631	0.35	%*	0.35	%*	2.43	%*	9%
(1.30)	51.44	4.20	90,529	0.35		0.36		2.37		44
(0.61)	50.63	2.50	43,543	0.35	*	0.91	*	2.14	*	72

$(0.24)	$50.44	0.64%	$38,331	0.35	%*	0.35	%*	0.99	%*	6%
(0.60)	50.36	1.67	23,168	0.35		0.35		1.20		35
(0.22)	50.13	0.70	18,046	0.35	*	2.17	*	1.09	*	4

DECEMBER 31, 2011	SEMIANNUAL REPORT	25

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO 0-5 Year High Yield Corporate Bond Index Fund	PIMCO 1-3 Year U.S. Treasury Index Fund	PIMCO 1-5 Year U.S. TIPS Index Fund	PIMCO 3-7 Year U.S. Treasury Index Fund	PIMCO 7-15 Year U.S. Treasury Index Fund	PIMCO 15+ Year U.S. TIPS Index Fund

Assets:
Investments, at value	$132,163	$142,714	$928,121	$21,534	$15,837	$358,132
Investments in Affiliates, at value	0	2,655	0	0	0	0
Repurchase agreements, at value	6,847	120	233	0	0	188
Cash	1,004	0	0	21	14	0
Foreign currency, at value	0	0	0	0	0	0
Receivable for investments sold	0	7,603	39,792	275	351	0
Interest receivable	2,826	354	5,375	221	171	2,280
OTC swap premiums paid	0	0	0	0	0	0
Unrealized appreciation on foreign currency contracts	0	0	0	0	0	0
	142,840	153,446	973,521	22,051	16,373	360,600

Liabilities:
Payable for reverse repurchase agreements	$674	$0	$0	$0	$0	$0
Payable for investments purchased	1,004	7,610	39,395	295	324	0
Payable upon return of securities loaned	0	2,655	0	0	0	0
Dividends payable	696	64	0	26	28	0
Accrued management fees	61	11	169	3	2	64
Reimbursement to PIMCO	2	3	28	1	0	8
OTC swap premiums received	0	0	0	0	0	0
Unrealized depreciation on foreign currency contracts	0	0	0	0	0	0
	2,437	10,343	39,592	325	354	72

Net Assets	$140,403	$143,103	$933,929	$21,726	$16,019	$360,528

Net Assets Consist of:
Paid in capital	$141,757	$142,154	$916,534	$20,783	$15,095	$318,343
Undistributed (overdistributed) net investment income	(22)	(117)	(3,048)	(61)	(10)	(657)
Accumulated undistributed net realized gain (loss)	(97)	153	6,575	39	16	2,644
Net unrealized appreciation (depreciation)	(1,235)	913	13,868	965	918	40,198
	$140,403	$143,103	$933,929	$21,726	$16,019	$360,528

Shares Issued and Outstanding:	1,450	2,802	17,520	267	187	5,520

Net Asset Value Per Share	$96.83	$51.07	$53.31	$81.47	$85.81	$65.31

Cost of Investments	$133,398	$141,801	$914,253	$20,569	$14,918	$317,934
Cost of Investments in Affiliates	$0	$2,655	$0	$0	$0	$0
Cost of Repurchase Agreements	$6,847	$120	$233	$0	$0	$188
Cost of Foreign Currency Held	$0	$0	$0	$0	$0	$0

26	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2011

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	PIMCO Australia Bond Index Fund	PIMCO Broad U.S. TIPS Index Fund	PIMCO Broad U.S. Treasury Index Fund	PIMCO Canada Bond Index Fund	PIMCO Germany Bond Index Fund	PIMCO Investment Grade Corporate Bond Index Fund	PIMCO Build America Bond Strategy Fund

$64,375	$21,113	$93,383	$19,147	$12,833	$12,105	$179,650	$23,969
0	0	0	1,533	0	0	0	0
0	0	294	0	0	0	4,788	394
36	0	0	0	0	0	1,721	0
0	1,272	0	0	388	12	0	0
4,434	0	656	1,057	0	15	0	0
0	278	636	57	82	294	2,493	372
0	0	0	0	0	0	165	0
0	0	0	0	0	27	0	0
68,845	22,663	94,969	21,794	13,303	12,453	188,817	24,735

$0	$0	$0	$0	$0	$0	$0	$0
3,740	0	0	1,018	0	0	1,721	0
0	0	0	1,533	0	0	0	0
609	57	0	21	22	19	531	96
8	8	16	3	6	5	30	10
2	0	2	0	0	0	2	1
0	0	0	0	0	0	165	0
0	0	0	0	1	27	0	0
4,359	65	18	2,575	29	51	2,449	107

$64,486	$22,598	$94,951	$19,219	$13,274	$12,402	$186,368	$24,628

$32,148	$22,653	$89,147	$18,379	$13,000	$13,000	$184,710	$22,527
(43)	(2)	(251)	(10)	1	(17)	(48)	(48)
22,228	(75)	(24)	256	62	30	(685)	450
10,153	22	6,079	594	211	(611)	2,391	1,699
$64,486	$22,598	$94,951	$19,219	$13,274	$12,402	$186,368	$24,628

580	230	1,630	180	130	130	1,830	460

$111.18	$98.25	$58.25	$106.77	$102.11	$95.40	$101.84	$53.54

$0	$0	$0	$18,553	$0	$0	$0	$0
$54,222	$21,106	$87,304	$1,533	$12,623	$12,703	$177,259	$22,270
$0	$0	$294	$0	$0	$0	$4,788	$394
$0	$1,260	$0	$0	$386	$12	$0	$0

DECEMBER 31, 2011	SEMIANNUAL REPORT	27

Statements of Assets and Liabilities (Cont.)

(Unaudited)

December 31, 2011

(Amounts in thousands, except per share amounts)	PIMCO Enhanced Short Maturity Strategy Fund	PIMCO Intermediate Municipal Bond Strategy Fund	PIMCO Short Term Municipal Bond Strategy Fund

Assets:
Investments, at value	$1,832,476	$95,928	$32,265
Repurchase agreements, at value	482	1,834	5,751
Cash	7	0	0
Receivable for investments sold	3,745	0	0
Interest receivable	12,091	1,051	328
	1,848,801	98,813	38,344

Liabilities:
Payable for reverse repurchase agreements	$4,815	$0	$0
Payable for investments purchased	38,305	0	0
Dividends payable	1,767	149	0
Accrued management fees	547	31	12
Reimbursement to PIMCO	37	2	1
	45,471	182	13

Net Assets	$1,803,330	$98,631	$38,331

Net Assets Consist of:
Paid in capital	$1,815,032	$93,846	$38,151
Undistributed (overdistributed) net investment income	(486)	5	23
Accumulated undistributed net realized gain	809	228	3
Net unrealized appreciation (depreciation)	(12,025)	4,552	154
	$1,803,330	$98,631	$38,331

Shares Issued and Outstanding:	18,020	1,860	760

Net Asset Value Per Share	$100.07	$53.03	$50.44

Cost of Investments	$1,844,501	$91,376	$32,111
Cost of Repurchase Agreements	$482	$1,834	$5,751

28	PIMCO ETF TRUST	See Accompanying Notes

Statements of Operations

Six Months Ended December 31, 2011 (Unaudited)
(Amounts in thousands)	PIMCO 0-5 Year High Yield Corporate Bond Index Fund	PIMCO 1-3 Year U.S. Treasury Index Fund	PIMCO 1-5 Year U.S. TIPS Index Fund	PIMCO 3-7 Year U.S. Treasury Index Fund	PIMCO 7-15 Year U.S. Treasury Index Fund	PIMCO 15+ Year U.S. TIPS Index Fund

Investment Income:
Interest	$2,177	$475	$5,542	$193	$148	$3,591
Total Income	2,177	475	5,542	193	148	3,591

Expenses:
Management fees	178	91	1,133	16	9	325
Miscellaneous expense	1	3	28	1	0	8
Total Expenses	179	94	1,161	17	9	333
Waiver and/or Reimbursement by PIMCO	0	(36)	0	0	0	0
Net Expenses	0	58	0	0	0	0

Net Investment Income	1,998	417	4,381	176	139	3,258

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(90)	218	(284)	85	91	(64)
Net realized gain on in-kind redemptions	0	0	6,959	0	0	5,801
Net realized (loss) on swaps	(7)	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on investments	(1,304)	130	(3,023)	825	975	38,746
Net Gain (Loss)	(1,401)	348	3,652	910	1,066	44,483

Net Increase in Net Assets Resulting from Operations	$597	$765	$8,033	$1,086	$1,205	$47,741

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	29

Statements of Operations (Cont.)

Six Months Ended December 31, 2011 (Unaudited)
(Amounts in thousands)	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	PIMCO Australia Bond Index Fund (1)	PIMCO Broad U.S. TIPS Index Fund	PIMCO Broad U.S. Treasury Index Fund	PIMCO Canada Bond Index Fund (2)	PIMCO Germany Bond Index Fund (2)

Investment Income:
Interest	$1,236	$127	$547	$136	$43	$33
Total Income	1,236	127	547	136	43	33

Expenses:
Management fees	53	13	68	12	9	9
Miscellaneous expense	1	0	2	1	0	0
Total Expenses	54	13	70	13	9	9

Net Investment Income	1,182	114	477	123	34	24

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,317	(134)	15	584	58	(1)
Net realized gain on in-kind redemptions	24,747	0	0	0	0	0
Net realized gain (loss) on futures contracts and swaps	0	0	0	0	0	0
Net realized gain on foreign currency transactions	0	59	0	0	4	31
Net change in unrealized appreciation (depreciation) on investments	14,196	7	4,048	614	210	(598)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	15	0	0	1	(13)
Net Gain (Loss)	40,260	(53)	4,063	1,198	273	(581)

Net Increase (Decrease) in Net Assets Resulting from Operations	$41,442	$61	$4,540	$1,321	$307	$(557)

(1)	Period from October 31, 2011 to December 31, 2011.
(2)	Period from November 9, 2011 to December 31, 2011.

30	PIMCO ETF TRUST	See Accompanying Notes

PIMCO Investment Grade Corporate Bond Index Fund	PIMCO Build America Bond Strategy Fund	PIMCO Enhanced Short Maturity Strategy Fund	PIMCO Intermediate Municipal Bond Strategy Fund	PIMCO Short Term Municipal Bond Strategy Fund

$1,674	$650	$9,959	$1,404	$219
1,674	650	9,959	1,404	219

92	52	2,655	178	57
2	1	37	3	1
94	53	2,692	181	58

1,580	597	7,267	1,223	161

0	1,627	815	235	3
0	0	0	0	0
(22)	0	0	0	0
0	0	0	0	0
2,215	932	(14,125)	2,742	18
0	0	0	0	0
2,193	2,559	(13,310)	2,977	21

$3,773	$3,156	$(6,043)	$4,200	$182

DECEMBER 31, 2011	SEMIANNUAL REPORT	31

Statements of Changes in Net Assets

	PIMCO 0-5 Year High Yield Corporate Bond Index Fund		PIMCO 1-3 Year U.S. Treasury Index Fund		PIMCO 1-5 Year U.S. TIPS Index Fund

(Amounts in thousands)	Six Months Ended December 31, 2011 (Unaudited)	Period from June 16, 2011 to June 30, 2011	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,998	$45	$417	$817	$4,381	$27,307
Net realized gain (loss)	(97)	0	218	247	(284)	1,678
Net realized gain (loss) on in-kind redemptions	0	0	0	0	6,959	1,982
Net change in unrealized appreciation (depreciation)	(1,304)	69	130	213	(3,023)	13,980
Net increase (decrease) resulting from operations	597	114	765	1,277	8,033	44,947

Net Equalization Credits and Charges	163	0	3	6	(35)	943

Distributions to Shareholders:
From net investment income	(2,024)	(41)	(413)	(821)	(6,626)	(28,030)
From net realized capital gains	0	0	(263)	0	(1,221)	(171)

Total Distributions	(2,024)	(41)	(676)	(821)	(7,847)	(28,201)

Fund Share Transactions:
Receipts for shares sold	116,757	25,000	35,808	20,350	85,765	670,857
Cost of shares redeemed	0	0	0	0	(336,391)	(42,914)
Net Income Equalization	(163)	0	(3)	(6)	35	(943)
Net increase (decrease) resulting from Fund share transactions	116,594	25,000	35,805	20,344	(250,591)	627,000

Total Increase (Decrease) in Net Assets	115,330	25,073	35,897	20,806	(250,440)	644,689

Net Assets:
Beginning of period	25,073	0	107,206	86,400	1,184,369	539,680
End of period*	$140,403	$25,073	$143,103	$107,206	$933,929	$1,184,369

*Including undistributed (overdistributed) net investment income of:	$(22)	$4	$(117)	$(121)	$(3,048)	$(803)

Shares of Beneficial Interest:
Shares Sold	1,200	250	700	400	1,600	12,600
Shares Redeemed	0	0	0	0	(6,300)	(800)
Net increase (decrease) in shares outstanding	1,200	250	700	400	(4,700)	11,800

32	PIMCO ETF TRUST	See Accompanying Notes

PIMCO 3-7 Year U.S. Treasury Index Fund		PIMCO 7-15 Year U.S. Treasury Index Fund		PIMCO 15+ Year U.S. TIPS Index Fund		PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund		PIMCO Australia Bond Index Fund

Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Period from October 31, 2011 to December 31, 2011 (Unaudited)

$176	$728	$139	$444	$3,258	$9,207	$1,182	$1,829	$114
85	231	91	402	(64)	(3,465)	1,317	(3,474)	(75)
0	1,073	0	295	5,801	707	24,747	(591)	0
825	(1,082)	975	(866)	38,746	607	14,196	(6,133)	22
1,086	950	1,205	275	47,741	7,056	41,442	(8,369)	61

0	10	2	1	67	323	(51)	(26)	14

(164)	(737)	(135)	(444)	(3,522)	(9,472)	(1,206)	(1,798)	(116)
(91)	(550)	(125)	(280)	0	0	0	0	0

(255)	(1,287)	(260)	(724)	(3,522)	(9,472)	(1,206)	(1,798)	(116)

0	12,675	6,732	6,352	95,479	348,363	86,361	63,329	22,653
0	(43,385)	0	(12,351)	(38,071)	(109,799)	(102,816)	(34,043)	0
0	(10)	(2)	(1)	(67)	(323)	51	26	(14)
0	(30,720)	6,730	(6,000)	57,341	238,241	(16,404)	29,312	22,639

831	(31,047)	7,677	(6,448)	101,627	236,148	23,781	19,119	22,598

20,895	51,942	8,342	14,790	258,901	22,753	40,705	21,586	0
$21,726	$20,895	$16,019	$8,342	$360,528	$258,901	$64,486	$40,705	$22,598

$(61)	$(73)	$(10)	$(14)	$(657)	$(393)	$(43)	$(19)	$(2)

0	160	80	80	1,500	6,200	960	800	230
0	(560)	0	(160)	(600)	(2,000)	(960)	(480)	0
0	(400)	80	(80)	900	4,200	0	320	230

DECEMBER 31, 2011	SEMIANNUAL REPORT	33

Statements of Changes in Net Assets (Cont.)

	PIMCO Broad U.S. TIPS Index Fund		PIMCO Broad U.S. Treasury Index Fund		PIMCO Canada Bond Index Fund

(Amounts in thousands)	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Six Months Ended December 31, 2011 (Unaudited)	Period from October 29, 2010 to June 30, 2011	Period from November 9, 2011 to December 31, 2011 (Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$477	$1,591	$123	$126	$34
Net realized gain (loss)	15	65	584	(205)	62
Net change in unrealized appreciation (depreciation)	4,048	1,273	614	(20)	211
Net increase (decrease) resulting from operations	4,540	2,929	1,321	(99)	307

Net Equalization Credits and Charges	30	79	13	0	0

Distributions to Shareholders:
From net investment income	(651)	(1,658)	(134)	(126)	(33)
From net realized capital gains	0	(229)	(122)	0	0

Total Distributions	(651)	(1,887)	(256)	(126)	(33)

Fund Share Transactions:
Receipts for shares sold	34,843	27,114	8,343	10,036	13,000
Cost of shares redeemed	0	0	0	0	0
Net Income Equalization	(30)	(79)	(13)	0	0
Net increase (decrease) resulting from Fund share transactions	34,813	27,035	8,330	10,036	13,000

Total Increase (Decrease) in Net Assets	38,732	28,156	9,408	9,811	13,274

Net Assets:
Beginning of period	56,219	28,063	9,811	0	0
End of period*	$94,951	$56,219	$19,219	$9,811	$13,274

*Including undistributed (overdistributed) net investment income of:	$(251)	$(77)	$(10)	$1	$1

Shares of Beneficial Interest:
Shares Sold	600	500	80	100	130
Shares Redeemed	0	0	0	0	0
Net increase (decrease) in shares outstanding	600	500	80	100	130

34	PIMCO ETF TRUST	See Accompanying Notes

PIMCO Germany Bond Index Fund	PIMCO Investment Grade Corporate Bond Index Fund		PIMCO Build America Bond Strategy Fund		PIMCO Enhanced Short Maturity Strategy Fund		PIMCO Intermediate Municipal Bond Strategy Fund

Period from November 9, 2011 to December 31, 2011 (Unaudited)	Six Months Ended December 31, 2011 (Unaudited)	Period from September 20, 2010 to June 30, 2011	Six Months Ended December 31, 2011 (Unaudited)	Period from September 20, 2010 to June 30, 2011	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011

$24	$1,580	$1,759	$597	$1,203	$7,267	$6,374	$1,223	$1,519
30	(22)	(633)	1,627	(577)	815	4,604	235	178
(611)	2,215	176	932	767	(14,125)	1,179	2,742	1,412
(557)	3,773	1,302	3,156	1,393	(6,043)	12,157	4,200	3,109

0	68	12	1	64	141	288	4	37

(41)	(1,623)	(1,764)	(586)	(1,263)	(7,375)	(6,919)	(1,151)	(1,550)
0	0	(31)	(600)	0	(995)	(2,432)	(117)	(82)

(41)	(1,623)	(1,795)	(1,186)	(1,263)	(8,370)	(9,351)	(1,268)	(1,632)

13,000	121,575	103,090	5,610	42,084	766,665	1,653,921	15,627	45,509
0	(10,178)	(29,776)	(10,596)	(14,570)	(182,649)	(1,079,227)	(10,457)	0
0	(68)	(12)	(1)	(64)	(141)	(288)	(4)	(37)
13,000	111,329	73,302	(4,987)	27,450	583,875	574,406	5,166	45,472

12,402	113,547	72,821	(3,016)	27,644	569,603	577,500	8,102	46,986

0	72,821	0	27,644	0	1,233,727	656,227	90,529	43,543
$12,402	$186,368	$72,821	$24,628	$27,644	$1,803,330	$1,233,727	$98,631	$90,529

$(17)	$(48)	$(5)	$(48)	$(59)	$(486)	$(378)	$5	$(67)

130	1,200	1,030	100	860	7,630	16,380	300	900
0	(100)	(300)	(200)	(300)	(1,820)	(10,710)	(200)	0
130	1,100	730	(100)	560	5,810	5,670	100	900

DECEMBER 31, 2011	SEMIANNUAL REPORT	35

Statements of Changes in Net Assets (Cont.)

	PIMCO Short Term Municipal Bond Strategy Fund

(Amounts in thousands)	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011

Increase in Net Assets from:

Operations:
Net investment income	$161	$273
Net realized gain	3	30
Net change in unrealized appreciation	18	74
Net increase resulting from operations	182	377

Net Equalization Credits and Charges	4	0

Distributions to Shareholders:
From net investment income	(135)	(273)
From net realized capital gains	(24)	0

Total Distributions	(159)	(273)

Fund Share Transactions:
Receipts for shares sold	15,140	10,053
Cost of shares redeemed	0	(5,035)
Net Income Equalization	(4)	0
Net increase resulting from Fund share transactions	15,136	5,018

Total Increase in Net Assets	15,163	5,122

Net Assets:
Beginning of period	23,168	18,046
End of period*	$38,331	$23,168

*Including undistributed (overdistributed) net investment income of:	$23	$(3)

Shares of Beneficial Interest:
Shares Sold	300	200
Shares Redeemed	0	(100)
Net increase (decrease) in shares outstanding	300	100

36	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Fund

(Unaudited)

December 31, 2011

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 94.1%

BANKING & FINANCE 18.9%

Ally Financial, Inc.
4.500% due 02/11/2014	$3,375	$3,265

BAC Capital Trust XIV
5.630% due 09/29/2049	1,000	608

CIT Group, Inc.
7.000% due 05/01/2015	3,100	3,110
7.000% due 05/01/2016	350	350

E*Trade Financial Corp.
6.750% due 06/01/2016	850	829

Eksportfinans ASA
2.000% due 09/15/2015	1,175	974

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	825	877
8.000% due 06/01/2014	2,175	2,369

HBOS Capital Funding LP
6.071% due 06/29/2049	1,100	693

Icahn Enterprises LP
7.750% due 01/15/2016	1,000	1,043

Ineos Finance PLC
9.000% due 05/15/2015	750	765

International Lease Finance Corp.
6.500% due 09/01/2014	1,900	1,952
8.625% due 09/15/2015	1,250	1,286

Nuveen Investments, Inc.
10.500% due 11/15/2015	1,050	1,047

RBS Capital Trust III
5.512% due 09/29/2049	1,625	869

Regions Financial Corp.
7.750% due 11/10/2014	1,725	1,751

Resona Preferred Global Securities Cayman Ltd.
7.191% due 12/29/2049	1,025	1,015

Rouse Co. LP
6.750% due 11/09/2015	1,200	1,220

Springleaf Finance Corp.
5.375% due 10/01/2012	1,700	1,611
5.400% due 12/01/2015	400	293

Susser Holdings LLC
8.500% due 05/15/2016	600	650

		26,577

INDUSTRIALS 63.7%

Air Canada
9.250% due 08/01/2015	900	792

Algoma Acquisition Corp.
9.875% due 06/15/2015	925	800

Alliant Techsystems, Inc.
6.750% due 04/01/2016	600	618

American Airlines, Inc.
10.500% due 10/15/2012 ^	125	120

Apria Healthcare Group, Inc.
11.250% due 11/01/2014	950	986

ARAMARK Corp.
8.500% due 02/01/2015	800	824

ARAMARK Holdings Corp.
8.625% due 05/01/2016 (a)	600	621

ATP Oil & Gas Corp.
11.875% due 05/01/2015	1,400	928

Avaya, Inc.
9.750% due 11/01/2015	850	769
10.125% due 11/01/2015	750	679

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Bausch & Lomb, Inc.
9.875% due 11/01/2015	$1,000	$1,055

Berry Plastics Corp.
10.250% due 03/01/2016	1,075	1,043

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	950	614

Caesars Entertainment Operating Co., Inc.
10.750% due 02/01/2016	675	483

Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015	1,000	1,032

Cengage Learning Acquisitions, Inc.
10.500% due 01/15/2015	1,275	921

Charter Communications Operating LLC
8.000% due 04/30/2012	150	154
10.875% due 09/15/2014	625	674

Chesapeake Energy Corp.
9.500% due 02/15/2015	1,175	1,351

CityCenter Holdings LLC
7.625% due 01/15/2016	1,100	1,133

Clear Channel Communications, Inc.
5.500% due 09/15/2014	1,500	1,132

Clearwater Paper Corp.
10.625% due 06/15/2016	725	812

Community Health Systems, Inc.
8.875% due 07/15/2015	1,492	1,544

Constellation Brands, Inc.
8.375% due 12/15/2014	975	1,099

Crown Castle International Corp.
9.000% due 01/15/2015	1,050	1,143

CSC Holdings LLC
8.500% due 04/15/2014	425	472
8.500% due 06/15/2015	250	268

Dean Foods Co.
7.000% due 06/01/2016	675	670

Delta Air Lines, Inc.
9.500% due 09/15/2014	1,265	1,309

DISH DBS Corp.
6.625% due 10/01/2014	400	429
7.125% due 02/01/2016	1,600	1,732
7.750% due 05/31/2015	100	111

DJO Finance LLC
10.875% due 11/15/2014	1,100	1,031

Dole Food Co., Inc.
13.875% due 03/15/2014	100	116

Enterprise Products Operating LLC
8.375% due 08/01/2066	250	268

Equinox Holdings, Inc.
9.500% due 02/01/2016	600	620

FGI Operating Co., Inc.
10.250% due 08/01/2015	799	851

First Data Corp.
10.550% due 09/24/2015	1,287	1,234
11.250% due 03/31/2016	1,025	856

FMG Resources Pty. Ltd.
6.375% due 02/01/2016	1,575	1,536
7.000% due 11/01/2015	325	330

Forest Oil Corp.
8.500% due 02/15/2014	950	1,040

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	875	985

Goodyear Tire & Rubber Co.
10.500% due 05/15/2016	950	1,052

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Hanson Ltd.
6.125% due 08/15/2016	$750	$765

Harbinger Group, Inc.
10.625% due 11/15/2015	650	639

HCA, Inc.
6.500% due 02/15/2016	2,225	2,269
6.750% due 07/15/2013	225	233

iGate Corp.
9.000% due 05/01/2016	350	363

Ineos Group Holdings Ltd.
8.500% due 02/15/2016	550	440

Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	1,400	1,466

KB Home
6.250% due 06/15/2015	1,000	925

Lafarge S.A.
6.500% due 07/15/2016	750	766

Lamar Media Corp.
6.625% due 08/15/2015	1,050	1,076

Landry’s Restaurant, Inc.
11.625% due 12/01/2015	675	714

Level 3 Financing, Inc.
9.250% due 11/01/2014	775	796

Longview Fibre Paper & Packaging, Inc.
8.000% due 06/01/2016	650	653

Masco Corp.
6.125% due 10/03/2016	400	411

Meritor, Inc.
8.125% due 09/15/2015	925	833

MGM Resorts International
6.625% due 07/15/2015	550	525
6.750% due 04/01/2013	300	303
10.375% due 05/15/2014	1,925	2,209
13.000% due 11/15/2013	100	119

Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	475	227

Momentive Performance Materials, Inc.
12.500% due 06/15/2014	775	825

Newfield Exploration Co.
6.625% due 04/15/2016	1,100	1,138

Nielsen Finance LLC
11.500% due 05/01/2016	250	288

NXP BV
9.500% due 10/15/2015	450	475

OSI Restaurant Partners LLC
10.000% due 06/15/2015	825	857

Packaging Dynamics Corp.
8.750% due 02/01/2016	925	930

Pactiv Corp.
5.875% due 07/15/2012	1,275	1,281

Petroplus Finance Ltd.
6.750% due 05/01/2014 (b)	1,000	610

PHH Corp.
7.125% due 03/01/2013	825	798

Pinnacle Entertainment, Inc.
7.500% due 06/15/2015	925	920

Pinnacle Foods Finance LLC
9.250% due 04/01/2015	1,000	1,031

Plains Exploration & Production Co.
7.750% due 06/15/2015	525	545
10.000% due 03/01/2016	600	668

Quebecor Media, Inc.
7.750% due 03/15/2016	1,250	1,291

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	37

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Quicksilver Resources, Inc.
11.750% due 01/01/2016	$1,025	$1,168

RBS Global, Inc.
11.750% due 08/01/2016	100	106

Reddy Ice Corp.
11.250% due 03/15/2015	700	661

Regency Energy Partners LP
9.375% due 06/01/2016	800	884

Rite Aid Corp.
8.625% due 03/01/2015	1,425	1,382

RSC Equipment Rental, Inc.
9.500% due 12/01/2014	975	1,007

Ryerson, Inc.
12.000% due 11/01/2015	775	787

SandRidge Energy, Inc.
9.875% due 05/15/2016	875	941

SBA Telecommunications, Inc.
8.000% due 08/15/2016	250	271

Scientific Games International, Inc.
7.875% due 06/15/2016	825	839

Sealed Air Corp.
5.625% due 07/15/2013	900	936

ServiceMaster Co.
10.750% due 07/15/2015	950	988

Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015	1,050	599

Smithfield Foods, Inc.
10.000% due 07/15/2014	700	817

Snoqualmie Entertainment Authority
9.125% due 02/01/2015	800	776

Solo Cup Co.
10.500% due 11/01/2013	775	791

Speedway Motorsports, Inc.
8.750% due 06/01/2016	825	903

SPX Corp.
7.625% due 12/15/2014	900	995

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 10/15/2014	1,075	1,212

Steel Dynamics, Inc.
7.750% due 04/15/2016	1,225	1,283

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

SunGard Data Systems, Inc.
10.250% due 08/15/2015	$1,251	$1,303

SUPERVALU, Inc.
8.000% due 05/01/2016	1,325	1,375

Tenet Healthcare Corp.
9.250% due 02/01/2015	1,100	1,162

Terex Corp.
10.875% due 06/01/2016	525	583

Toll Brothers Finance Corp.
4.950% due 03/15/2014	625	640

Travelport LLC
9.875% due 09/01/2014	1,150	690

Valeant Pharmaceuticals International
6.500% due 07/15/2016	350	351

VWR Funding, Inc.
10.250% due 07/15/2015	1,025	1,063

Windstream Corp.
8.125% due 08/01/2013	350	376

WMG Acquisition Corp.
9.500% due 06/15/2016	500	545

YCC Holdings LLC
10.250% due 02/15/2016 (a)	375	330

		89,390

UTILITIES 11.5%

AES Corp.
7.750% due 10/15/2015	1,325	1,448

Calpine Construction Finance Co. LP
8.000% due 06/01/2016	1,100	1,193

Clearwire Communications LLC
12.000% due 12/01/2015	1,000	962

Cricket Communications, Inc.
7.750% due 05/15/2016	1,125	1,167

Frontier Communications Corp.
7.875% due 04/15/2015	1,125	1,146
8.250% due 05/01/2014	250	262

GenOn Energy, Inc.
7.625% due 06/15/2014	975	980

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	1,325	1,361

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Midwest Generation LLC
8.560% due 01/02/2016	$1,069	$1,080

NGPL PipeCo LLC
6.514% due 12/15/2012	1,025	1,036

Penn Virginia Corp.
10.375% due 06/15/2016	525	562

Qwest Communications International, Inc.
8.000% due 10/01/2015	2,280	2,441

Telesat LLC
11.000% due 11/01/2015	1,000	1,079

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	2,275	803

Virgin Media Finance PLC
9.500% due 08/15/2016	600	676

		16,196

Total Corporate Bonds & Notes (Cost $133,398)		132,163

SHORT-TERM INSTRUMENTS 4.9%

REPURCHASE AGREEMENTS 4.9%

JPMorgan Securities, Inc.
0.070% due 01/03/2012	6,300	6,300
(Dated 12/30/2011. Collateralized by Fannie Mae 0.870% due 09/12/2014 valued at $6,428. Repurchase proceeds are $6,300.)

State Street Bank and Trust Co.
0.010% due 01/03/2012	547	547
(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $560. Repurchase proceeds are $547.)

		6,847

Total Short-Term Instruments (Cost $6,847)		6,847

Total Investments 99.0% (Cost $140,245)		$139,010

Other Assets and Liabilities (Net) 1.0%		1,393

Net Assets 100.0%		$140,403

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Payment in-kind bond security.
(b)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $674 at a weighted average interest rate of (1.000%). On December 31, 2011, securities valued at $610 were pledged as collateral for reverse repurchase agreements.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$26,577	$0	$26,577
Industrials	0	89,390	0	89,390
Utilities	0	15,116	1,080	16,196
Short-Term Instruments
Repurchase Agreements	0	6,847	0	6,847
	$0	$137,930	$1,080	$139,010

38	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2011

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 06/30/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (7)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (7)
Investments, at value
Corporate Bonds & Notes
Utilities	$194	$912	$(20)	$(6)	$(1)	$1	$0	$0	$1,080	$(7)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended December 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on swaps	$0	$(7)	$0	$0	$0	$(7)

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	39

Schedule of Investments PIMCO 1-3 Year U.S. Treasury Index Fund

(Unaudited)

December 31, 2011

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.7%

U.S. Treasury Notes
0.250% due 09/15/2014	$4,610	$4,600
0.250% due 12/15/2014	4,257	4,244
0.375% due 07/31/2013	5,855	5,870
0.375% due 11/15/2014 (b)	6,005	6,011
0.500% due 05/31/2013	8,843	8,883
0.500% due 10/15/2013	4,148	4,167
0.500% due 11/15/2013	5,675	5,703
0.500% due 08/15/2014	5,643	5,670
0.500% due 10/15/2014	4,275	4,294
0.625% due 07/15/2014	6,282	6,332
0.750% due 08/15/2013	5,862	5,912
0.750% due 09/15/2013	8,017	8,088
0.750% due 12/15/2013	4,806	4,854
0.750% due 06/15/2014	6,880	6,956
1.000% due 07/15/2013	4,751	4,809
1.000% due 01/15/2014	6,941	7,046
1.000% due 05/15/2014	1,333	1,355

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.125% due 06/15/2013	$1,405	$1,424
1.250% due 02/15/2014	5,823	5,944
1.250% due 03/15/2014	2,831	2,892
1.250% due 04/15/2014	3,858	3,943
1.375% due 01/15/2013	7,016	7,104
1.375% due 02/15/2013	5,742	5,819
1.375% due 03/15/2013	5,586	5,667
1.375% due 05/15/2013	5,193	5,277
1.750% due 04/15/2013	9,656	9,850

Total U.S. Treasury Obligations (Cost $141,801)		142,714

	SHARES
SHORT-TERM INSTRUMENTS 2.0%

MUTUAL FUNDS (a) 1.9%
PIMCO Government Money Market Fund (b)	2,654,600	2,655

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 01/03/2012	$120	$120

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $125. Repurchase proceeds are $120.)

Total Short-Term Instruments (Cost $2,775)		2,775

Total Investments 101.7% (Cost $144,576)		$145,489

Other Assets and Liabilities (Net) (1.7%)		(2,386)

Net Assets 100.0%		$143,103

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.
(b)	As of December 31, 2011, securities with an aggregate market value of $2,600 were out on loan in exchange for $2,655 of cash collateral. The collateral was invested in a cash collateral reinvestment vehicle as described in note 4F in the Notes to Financial Statements.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$142,714	$0	$142,714
Short-Term Instruments
Mutual Funds	2,655	0	0	2,655
Repurchase Agreements	0	120	0	120
	$2,655	$142,834	$0	$145,489

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

40	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Fund

(Unaudited)

December 31, 2011

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.4%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$135,652	$141,544
0.500% due 04/15/2015	76,470	80,072
0.625% due 04/15/2013	55,364	56,337
1.250% due 04/15/2014	56,293	59,038
1.625% due 01/15/2015	77,663	83,815
1.875% due 07/15/2013	85,020	88,972
1.875% due 07/15/2015	68,211	75,277
2.000% due 01/15/2014	88,707	94,009
2.000% due 07/15/2014	78,676	84,816
2.000% due 01/15/2016	66,851	74,784
2.500% due 07/15/2016	77,290	89,457

Total U.S. Treasury Obligations (Cost $914,253)		928,121

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.010% due 01/03/2012	$233	$233

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $240. Repurchase proceeds are $233.)

Total Short-Term Instruments (Cost $233)		233

Total Investments 99.4% (Cost $914,486)		$928,354

Other Assets and Liabilities (Net) 0.6%		5,575

Net Assets 100.0%		$933,929

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$928,121	$0	$928,121
Short-Term Instruments
Repurchase Agreements	0	233	0	233
	$0	$928,354	$0	$928,354

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	41

Schedule of Investments PIMCO 3-7 Year U.S. Treasury Index Fund

(Unaudited)

December 31, 2011

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.1%

U.S. Treasury Bonds
7.250% due 05/15/2016	$1,111	$1,425
9.250% due 02/15/2016	710	959
9.875% due 11/15/2015	395	536
10.625% due 08/15/2015	1,399	1,906
11.250% due 02/15/2015	142	190

U.S. Treasury Notes
1.000% due 08/31/2016	180	182
1.375% due 11/30/2018	294	295
1.500% due 08/31/2018	271	275
1.750% due 10/31/2018	759	781
1.875% due 08/31/2017	635	665
1.875% due 10/31/2017	1,115	1,166
2.125% due 11/30/2014	604	634
2.250% due 07/31/2018	518	551
2.375% due 03/31/2016	1,536	1,645
2.375% due 05/31/2018	457	490

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.375% due 06/30/2018	$293	$314
2.500% due 06/30/2017	741	802
2.625% due 04/30/2018	605	659
2.750% due 12/31/2017	695	762
2.750% due 02/28/2018	300	329
3.000% due 02/28/2017	1,048	1,159
3.125% due 10/31/2016	1,016	1,127
3.125% due 04/30/2017	1,049	1,169
3.250% due 07/31/2016	1,046	1,164
3.250% due 12/31/2016	1,053	1,176
4.125% due 05/15/2015	1,045	1,173

Total U.S. Treasury Obligations (Cost $20,569)		21,534

Total Investments 99.1% (Cost $20,569)		$21,534

Other Assets and Liabilities (Net) 0.9%		192

Net Assets 100.0%		$21,726

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$21,534	$0	$21,534

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

42	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO 7-15 Year U.S. Treasury Index Fund

(Unaudited)

December 31, 2011

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 98.9%

U.S. Treasury Bonds
6.000% due 02/15/2026	$662	$954
6.250% due 08/15/2023	729	1,043
6.500% due 11/15/2026	105	159
7.625% due 11/15/2022	1,003	1,561
7.625% due 02/15/2025	408	660
7.875% due 02/15/2021	394	601
8.125% due 08/15/2021	1,209	1,893
8.750% due 05/15/2020	1,002	1,569

U.S. Treasury Notes
2.625% due 08/15/2020	1,780	1,920
3.125% due 05/15/2019	1,371	1,537
3.375% due 11/15/2019	1,802	2,054
3.625% due 02/15/2020	1,626	1,886

Total U.S. Treasury Obligations (Cost $14,918)		15,837

Total Investments 98.9% (Cost $14,918)		$15,837

Other Assets and Liabilities (Net) 1.1%		182

Net Assets 100.0%		$16,019

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$15,837	$0	$15,837

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	43

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Fund

(Unaudited)

December 31, 2011

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.3%

U.S. Treasury Inflation Protected Securities (a)
1.750% due 01/15/2028	$29,417	$35,390
2.125% due 02/15/2040	27,671	37,142
2.125% due 02/15/2041	43,179	58,342
2.375% due 01/15/2027	32,218	41,637
2.500% due 01/15/2029	25,981	34,700
3.375% due 04/15/2032	11,131	17,174
3.625% due 04/15/2028	40,904	60,816
3.875% due 04/15/2029	46,753	72,931

Total U.S. Treasury Obligations (Cost $317,934)		358,132

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 01/03/2012	$188	$188

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $195. Repurchase proceeds are $188.)

Total Short-Term Instruments (Cost $188)		188

Total Investments 99.4% (Cost $318,122)		$358,320

Other Assets and Liabilities (Net) 0.6%		2,208

Net Assets 100.0%		$360,528

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$358,132	$0	$358,132
Short-Term Instruments
Repurchase Agreements	0	188	0	188
	$0	$358,320	$0	$358,320

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

44	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

(Unaudited)

December 31, 2011

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.8%

U.S. Treasury Strips
0.000% due 02/15/2037	$9,284	$4,429
0.000% due 05/15/2037	9,284	4,389
0.000% due 02/15/2038	9,284	4,270
0.000% due 05/15/2038	9,284	4,235
0.000% due 02/15/2039	9,284	4,112
0.000% due 05/15/2039	9,284	4,079
0.000% due 08/15/2039	9,284	4,045
0.000% due 11/15/2039	9,284	4,009
0.000% due 02/15/2040	9,284	3,973
0.000% due 05/15/2040	9,284	3,935
0.000% due 08/15/2040	9,284	3,892
0.000% due 11/15/2040	9,284	3,861
0.000% due 02/15/2041	9,284	3,834
0.000% due 05/15/2041	9,284	3,802
0.000% due 08/15/2041	9,284	3,769
0.000% due 11/15/2041	9,284	3,741

Total U.S. Treasury Obligations (Cost $54,222)		64,375

Total Investments 99.8% (Cost $54,222)		$64,375

Other Assets and Liabilities (Net) 0.2%		111

Net Assets 100.0%		$64,486

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$64,375	$0	$64,375

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	45

Schedule of Investments PIMCO Australia Bond Index Fund

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
AUSTRALIA 66.9%

CORPORATE BONDS & NOTES 15.1%

Australia & New Zealand Banking Group Ltd.
6.750% due 05/09/2016	AUD	500	$531

Commonwealth Bank of Australia
6.500% due 07/21/2015		500	531

National Australia Bank Ltd.
5.750% due 12/19/2013		500	527
7.250% due 03/07/2018		500	547

Telstra Corp. Ltd.
6.250% due 04/15/2015		700	732

Westpac Banking Corp.
6.500% due 11/09/2015		500	530

			3,398

SOVEREIGN ISSUES 51.8%

Australia Government Bond
4.250% due 07/21/2017		500	534
5.250% due 03/15/2019		1,000	1,137
5.500% due 04/21/2023		600	704
5.750% due 05/15/2021		700	833
6.250% due 06/15/2014		500	549
6.250% due 04/15/2015		200	224

New South Wales Treasury Corp.
5.500% due 08/01/2013		2,100	2,202
6.000% due 04/01/2016		1,000	1,097

Northern Territory Treasury Corp.
6.250% due 10/20/2015		500	541

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Queensland Treasury Corp.
5.500% due 06/21/2021	AUD	600	$633
6.250% due 02/21/2020		1,100	1,219

South Australian Government Financing Authority
5.750% due 09/20/2017		500	539

Tasmanian Public Finance
5.500% due 06/23/2014		300	316

Treasury Corp. of Victoria
5.500% due 11/15/2018		400	436
5.500% due 12/17/2024		300	327

Western Australia Treasury Corp.
5.500% due 04/23/2014		400	423

			11,714

Total Australia (Cost $15,016)			15,112

GERMANY 2.3%

CORPORATE BONDS & NOTES 2.3%

Kreditanstalt fuer Wiederaufbau
6.000% due 01/19/2016		500	528

Total Germany (Cost $552)			528

NETHERLANDS 2.3%

CORPORATE BONDS & NOTES 2.3%

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.500% due 04/20/2015		500	526

Total Netherlands (Cost $542)			526

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SUPRANATIONAL 18.6%

CORPORATE BONDS & NOTES 18.6%

Asian Development Bank
5.250% due 05/13/2014	AUD	500	$526
6.000% due 02/22/2018		500	550

Council Of Europe Development Bank
6.000% due 10/08/2020		500	489

European Investment Bank
6.250% due 06/08/2021		500	499

Inter-American Development Bank
5.375% due 05/27/2014		500	527

International Bank for Reconstruction & Development
5.750% due 10/21/2019		500	547

International Finance Corp.
5.750% due 06/24/2014		1,000	1,064

Total Supranational (Cost $4,259)			4,202

UNITED KINGDOM 3.3%

CORPORATE BONDS & NOTES 3.3%

HSBC Bank PLC
6.750% due 03/12/2015		700	745

Total United Kingdom (Cost $737)			745

Total Investments 93.4% (Cost $21,106)			$21,113

Other Assets and Liabilities (Net) 6.6%			1,485

Net Assets 100.0%			$22,598

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy	AUD	8	02/2012	JPM	$0	$0	$0

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$3,398	$0	$3,398
Sovereign Issues	0	11,714	0	11,714
Germany
Corporate Bonds & Notes	0	528	0	528
Netherlands
Corporate Bonds & Notes	0	526	0	526
Supranational
Corporate Bonds & Notes	0	4,202	0	4,202
United Kingdom
Corporate Bonds & Notes	0	745	0	745
	$0	$21,113	$0	$21,113
Financial Derivative Instruments(7) - Assets
Foreign Exchange Contracts	$0	$0	$0	$0
Totals	$0	$21,113	$0	$21,113

46	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2011

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(c)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$0	$0	$0

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended December 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on foreign currency transactions	$0	$0	$0	$(284)	$0	$(284)
Net Change in Unrealized Appreciation on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	$0	$0	$0	$0	$0	$0
	$0	$0	$0	$(284)	$0	$(284)

(1)	See note 5 in the Notes to Financial Statements for additional information.

(d)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of December 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)
JPM	$0	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties at risk.

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	47

Schedule of Investments PIMCO Broad U.S. TIPS Index Fund

(Unaudited)

December 31, 2011

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 98.4%

U.S. Treasury Inflation Protected Securities (a)
0.500% due 04/15/2015	$1,989	$2,083
0.625% due 04/15/2013	2,424	2,467
0.625% due 07/15/2021	3,042	3,255
1.125% due 01/15/2021	5,296	5,910
1.250% due 04/15/2014	2,144	2,249
1.375% due 01/15/2020	6,245	7,114
1.625% due 01/15/2015	10,398	11,222
1.625% due 01/15/2018	7,155	8,156
1.750% due 01/15/2028	5,109	6,146
1.875% due 07/15/2019	2,175	2,564
2.000% due 01/15/2014	5,111	5,416
2.000% due 01/15/2026	4,535	5,577
2.125% due 02/15/2040	1,517	2,036
2.125% due 02/15/2041	2,899	3,917
2.375% due 01/15/2025	5,130	6,525
2.500% due 07/15/2016	8,007	9,268
2.500% due 01/15/2029	5,945	7,939
3.375% due 04/15/2032	998	1,539

Total U.S. Treasury Obligations (Cost $87,304)		93,383

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 01/03/2012	$294	$294

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $305. Repurchase proceeds are $294.)

Total Short-Term Instruments (Cost $294)		294

Total Investments 98.7% (Cost $87,598)		$93,677

Other Assets and Liabilities (Net) 1.3%		1,274

Net Assets 100.0%		$94,951

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$93,383	$0	$93,383
Short-Term Instruments
Repurchase Agreements	0	294	0	294
	$0	$93,677	$0	$93,677

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

48	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO Broad U.S. Treasury Index Fund

(Unaudited) December 31, 2011

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.6%

U.S. Treasury Bonds
3.125% due 11/15/2041	$1,022	$1,068
3.750% due 08/15/2041	1,022	1,199
4.375% due 05/15/2041	1,022	1,329

U.S. Treasury Notes
0.125% due 09/30/2013	1,022	1,020
0.250% due 10/31/2013	1,022	1,023
0.250% due 11/30/2013 (b)	1,022	1,022
0.250% due 12/15/2014	1,022	1,019
0.375% due 11/15/2014 (b)	1,022	1,023
0.500% due 10/15/2014	1,022	1,027
0.875% due 11/30/2016 (b)	1,022	1,025
1.000% due 09/30/2016	1,022	1,033
1.000% due 10/31/2016	1,022	1,032
1.375% due 09/30/2018	1,022	1,028
1.375% due 11/30/2018	1,022	1,026
1.750% due 10/31/2018	1,022	1,052
2.000% due 11/15/2021	1,022	1,033
2.125% due 08/15/2021	1,022	1,048
3.125% due 05/15/2021	1,022	1,141

Total U.S. Treasury Obligations (Cost $18,553)		19,147

	SHARES	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 8.0%

MUTUAL FUNDS (a) 8.0%

PIMCO Government Money Market Fund (b)	1,532,500	$1,533

Total Short-Term Instruments (Cost $1,533)		1,533

Total Investments 107.6% (Cost $20,086)		$20,680

Other Assets and Liabilities (Net) (7.6%)		(1,461)

Net Assets 100.0%		$19,219

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.
(b)	As of December 31, 2011, securities with an aggregate market value of $1,501 were out on loan in exchange for $1,533 of cash collateral. The collateral was invested in a cash collateral reinvestment vehicle as described in note 4F in the Notes to Financial Statements.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$19,148	$0	$19,148
Short-Term Instruments
Mutual Funds	1,532	0	0	1,532
	$1,532	$19,148	$0	$20,680

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	49

Schedule of Investments PIMCO Canada Bond Index Fund

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CANADA 96.7%

SOVEREIGN ISSUES 96.7%

Alberta Capital Finance Authority
4.650% due 06/15/2017	CAD	275	$309

Canada Government Bond
2.000% due 06/01/2016		450	456
2.000% due 12/01/2041 (a)		163	229
2.500% due 09/01/2013		1,400	1,409
4.000% due 06/01/2041		300	387

Canada Housing Trust No. 1
2.750% due 06/15/2016		700	724

Canada Post Corp.
4.080% due 07/16/2025		150	171

City of Montreal Canada
5.450% due 12/01/2019		475	544

City of Toronto Canada
4.500% due 12/02/2019		500	549

Hydro Quebec
5.000% due 02/15/2045		500	634

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Municipal Finance Authority of British Columbia
3.100% due 06/01/2014	CAD	600	$614

Province of Alberta Canada
4.000% due 12/01/2019		250	274

Province of British Columbia Canada
4.100% due 12/18/2019		550	602

Province of Manitoba Canada
4.400% due 09/05/2025		525	589

Province of New Brunswick Canada
4.500% due 06/02/2020		525	584

Province of Newfoundland Canada
4.650% due 10/17/2040		425	510

Province of Nova Scotia Canada
4.100% due 06/01/2021		350	379
4.400% due 06/01/2042		200	230

Province of Ontario Canada
4.000% due 06/02/2021		300	324
4.650% due 06/02/2041		350	423
5.375% due 12/02/2012		300	306
5.850% due 03/08/2033		625	839

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Province of Quebec Canada
3.500% due 12/01/2022	CAD	600	$614

Province of Saskatchewan Canada
5.800% due 09/05/2033		425	578

Regional Municipality of Peel Ontario
5.100% due 06/29/2040		200	240

Regional Municipality of York
4.000% due 06/30/2021		300	315

Total Canada (Cost $12,623)			12,833

Total Investments 96.7% (Cost $12,623)			$12,833

Other Assets and Liabilities (Net) 3.3%			441

Net Assets 100.0%			$13,274

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	CAD	23	01/2012	JPM	$0	$0	$0
Sell		163	02/2012	CBK	0	(1)	(1)
Buy		162	02/2012	JPM	0	0	0
					$0	$(1)	$(1)

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Canada
Sovereign Issues	$0	$12,833	$0	$12,833

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(1)	$0	$(1)
Totals	$0	$12,832	$0	$12,832

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

50	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2011

(d)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$(1)	$0	$(1)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended December 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	$0	$0	$0	$(1)	$0	$(1)

(1)	See note 5 in the Notes to Financial Statements for additional information.

(e)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of December 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)
CBK	$(1)	$0	$(1)
JPM	0	0	0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties at risk.

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	51

Schedule of Investments PIMCO Germany Bond Index Fund

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
GERMANY 81.7%

CORPORATE BONDS & NOTES 39.2%

Bayerische Landesbank
3.375% due 09/04/2017	EUR	360	$498

Berlin-Hannoversche Hypothekenbank AG
4.500% due 05/03/2019		80	118

Deutsche Bank AG
5.125% due 08/31/2017		150	212

Deutsche Pfandbriefbank AG
3.750% due 05/31/2013		270	360

Deutsche Postbank AG
3.750% due 02/12/2014		90	122

Dexia Kommunalbank Deutschland AG
1.875% due 03/11/2013		90	115

Duesseldorfer Hypothekenbank AG
1.875% due 12/13/2013		110	144

Eurohypo AG
3.750% due 03/24/2014		240	324
4.500% due 08/28/2013		300	405

Evonik Industries AG
7.000% due 10/14/2014		110	159

HSH Nordbank AG
4.375% due 02/18/2014		160	219

K+S AG
5.000% due 09/24/2014		20	28

Kreditanstalt fuer Wiederaufbau
4.375% due 10/11/2013		210	289

Landesbank Baden-Wuerttemberg
3.750% due 02/12/2014		90	122

Landeskreditbank Baden-Wuerttemberg Foerderbank
4.125% due 04/15/2013		310	416

Merck Financial Services GmbH
3.375% due 03/24/2015		130	175

Metro AG
7.625% due 03/05/2015		40	59

Muenchener Rueckversicherungs AG
6.000% due 05/26/2041		100	120

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Norddeutsche Landesbank
3.250% due 01/18/2021	EUR	160	$218

ThyssenKrupp AG
8.000% due 06/18/2014		130	184

UniCredit Bank AG
2.625% due 05/31/2017		270	354

Voith GmbH
5.375% due 06/21/2017		10	14

Volkswagen Financial Services AG
6.875% due 01/15/2014		150	213

			4,868

SOVEREIGN ISSUES 42.5%

Erste Abwicklungsanstalt
3.125% due 03/29/2016		100	135

Gemeinsame Deutsche Bundeslaender
3.750% due 10/17/2013		330	447

Land Sachsen-Anhalt
4.000% due 09/26/2016		100	142

Republic of Germany
2.250% due 09/04/2021		110	148
3.250% due 07/04/2042		50	77
3.750% due 01/04/2015		400	570
4.000% due 07/04/2016		380	564
4.250% due 07/04/2017		330	502
5.625% due 01/04/2028		220	406

State of Berlin
3.500% due 02/13/2014		370	501

State of Brandenburg
3.625% due 01/26/2015		140	193

State of Hesse
2.250% due 01/29/2014		310	410

State of North Rhine-Westphalia
2.875% due 05/20/2016		620	840
3.500% due 07/07/2021		240	334

			5,269

Total Germany (Cost $10,629)			10,137

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
NETHERLANDS 14.3%

CORPORATE BONDS & NOTES 14.3%

Bayer Capital Corp. BV
4.625% due 09/26/2014	EUR	100	$141

BMW Finance NV
8.875% due 09/19/2013		240	348

Deutsche Bahn Finance BV
4.875% due 03/12/2019		100	148

Deutsche Telekom International Finance BV
7.500% due 01/24/2033		220	367

E.ON International Finance BV
4.875% due 01/28/2014		80	110
6.375% due 05/29/2017		60	93

Enbw International Finance BV
4.125% due 07/07/2015		150	208

Lanxess Finance BV
7.750% due 04/09/2014		90	130

RWE Finance BV
5.125% due 07/23/2018		90	131

Siemens Financieringsmaatschappij NV
5.625% due 06/11/2018		60	92

Total Netherlands (Cost $1,864)			1,768

UNITED STATES 1.6%

CORPORATE BONDS & NOTES 1.6%

Daimler Finance North America LLC
4.375% due 03/21/2013		150	200

Total United States (Cost $210)			200

Total Investments 97.6% (Cost $12,703)			$12,105

Other Assets and Liabilities (Net) 2.4%			297

Net Assets 100.0%			$12,402

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	380	01/2012	BRC	$26	$0	$26
Sell		26	01/2012	CBK	1	0	1
Buy		406	01/2012	JPM	0	(27)	(27)
Sell		14	01/2012	JPM	0	0	0
					$27	$(27)	$0

52	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2011

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Germany
Corporate Bonds & Notes	$0	$4,868	$0	$4,868
Sovereign Issues	$0	$5,269	$0	$5,269
Netherlands
Corporate Bonds & Notes	0	1,768	0	1,768
United States
Corporate Bonds & Notes	0	200	0	200
	$0	$12,105	$0	$12,105

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	$0	$27	$0	$27

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(27)	$0	$(27)
Totals	$0	$12,105	$0	$12,105

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(c)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$27	$0	$27

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$(27)	$0	$(27)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended December 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	$0	$0	$0	$0	$0	$0

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	53

Schedule of Investments PIMCO Germany Bond Index Fund (Cont.)

(Unaudited)

December 31, 2011

(d)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of December 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)
BRC	$26	$0	$26
CBK	1	0	1
JPM	(27)	0	(27)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties at risk.

54	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Fund

(Unaudited)

December 31, 2011

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 96.0%

BANKING & FINANCE 31.6%

American Express Co.
6.150% due 08/28/2017	$1,850	$2,119

American Honda Finance Corp.
2.600% due 09/20/2016	1,210	1,217

American International Group, Inc.
5.850% due 01/16/2018	1,640	1,608

Bank of America Corp.
5.625% due 07/01/2020	100	93
6.500% due 08/01/2016	375	378
7.375% due 05/15/2014	300	311

Bank of Nova Scotia
3.400% due 01/22/2015	1,300	1,367

Barclays Bank PLC
5.125% due 01/08/2020	1,940	1,995

Bear Stearns Cos. LLC
5.300% due 10/30/2015	300	323

Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	300	357

BNP Paribas S.A.
3.600% due 02/23/2016	750	704

Capital One Capital VI
8.875% due 05/15/2040	1,200	1,250

Caterpillar Financial Services Corp.
6.125% due 02/17/2014	820	909

Citigroup, Inc.
5.375% due 08/09/2020	40	41
6.010% due 01/15/2015	300	314
6.125% due 05/15/2018	550	586
8.125% due 07/15/2039	2,370	2,906

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
5.250% due 05/24/2041	1,250	1,228

Credit Suisse
4.375% due 08/05/2020	100	98
5.000% due 05/15/2013	1,830	1,878

General Electric Capital Corp.
5.500% due 01/08/2020	3,000	3,305

Goldman Sachs Group, Inc.
5.250% due 10/15/2013	2,450	2,501
5.375% due 03/15/2020	1,200	1,186

HSBC Bank USA N.A.
4.625% due 04/01/2014	820	838
4.875% due 08/24/2020	1,810	1,682

John Deere Capital Corp.
2.950% due 03/09/2015	100	105
3.900% due 07/12/2021	175	191
5.750% due 09/10/2018	200	243

JPMorgan Chase & Co.
3.700% due 01/20/2015	3,880	4,026

JPMorgan Chase Bank N.A.
5.875% due 06/13/2016	200	217

Kimco Realty Corp.
6.875% due 10/01/2019	490	565

Lloyds TSB Bank PLC
4.875% due 01/21/2016	1,560	1,522

Macquarie Bank Ltd.
6.625% due 04/07/2021	630	582

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	1,000	987
7.750% due 05/14/2038	3,400	3,235

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

MetLife, Inc.
5.700% due 06/15/2035	$300	$335
5.875% due 02/06/2041	1,510	1,770

Moody’s Corp.
5.500% due 09/01/2020	300	310

Morgan Stanley
5.500% due 07/24/2020	2,600	2,367
6.000% due 04/28/2015	400	401
7.300% due 05/13/2019	730	744

Nomura Holdings, Inc.
6.700% due 03/04/2020	1,060	1,118

Nordea Bank AB
4.875% due 01/14/2021	350	358

ProLogis LP
6.625% due 05/15/2018	710	772

Prudential Financial, Inc.
4.750% due 09/17/2015	1,640	1,733

Royal Bank of Scotland Group PLC
4.875% due 03/16/2015	1,740	1,665

Simon Property Group LP
5.650% due 02/01/2020	100	115
6.750% due 05/15/2014	1,180	1,300

Toyota Motor Credit Corp.
3.200% due 06/17/2015	650	684

UBS AG
5.750% due 04/25/2018	1,370	1,421

Wachovia Corp.
5.500% due 05/01/2013	2,810	2,966

		58,926

INDUSTRIALS 52.2%

Abbott Laboratories
5.125% due 04/01/2019	1,370	1,593

Alcoa, Inc.
6.150% due 08/15/2020	965	1,004

Altria Group, Inc.
9.250% due 08/06/2019	1,070	1,438

America Movil S.A.B. de C.V.
6.125% due 03/30/2040	680	814

American Tower Corp.
4.500% due 01/15/2018	1,070	1,090

Amgen, Inc.
3.450% due 10/01/2020	1,620	1,585
6.150% due 06/01/2018	200	233

Anadarko Petroleum Corp.
6.375% due 09/15/2017	730	847

Anheuser-Busch Cos. LLC
5.500% due 01/15/2018	1,000	1,155

Anheuser-Busch InBev Worldwide, Inc.
7.750% due 01/15/2019	675	875

ArcelorMittal
6.125% due 06/01/2018	200	198
9.850% due 06/01/2019	940	1,047

Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	1,000	1,112

BG Energy Capital PLC
5.125% due 10/15/2041	1,040	1,128

Boeing Co.
3.500% due 02/15/2015	400	430

Boston Scientific Corp.
4.500% due 01/15/2015	1,070	1,124

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Bottling Group LLC
6.950% due 03/15/2014	$775	$872

Bunge Ltd. Finance Corp.
4.100% due 03/15/2016	400	415

Burlington Northern Santa Fe LLC
5.400% due 06/01/2041	1,000	1,158

Caterpillar, Inc.
5.200% due 05/27/2041	850	1,020

Cenovus Energy, Inc.
6.750% due 11/15/2039	660	875

CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	530	562

Cisco Systems, Inc.
4.450% due 01/15/2020	1,520	1,730

Coca-Cola Enterprises, Inc.
2.000% due 08/19/2016	830	826

Comcast Corp.
5.300% due 01/15/2014	1,250	1,348
5.700% due 07/01/2019	980	1,138

ConocoPhillips
5.750% due 02/01/2019	1,430	1,725

Corning, Inc.
5.750% due 08/15/2040	500	588

CSX Corp.
6.220% due 04/30/2040	1,100	1,350

CVS Caremark Corp.
6.125% due 09/15/2039	1,150	1,402

Danaher Corp.
1.300% due 06/23/2014	1,040	1,056

Deere & Co.
6.950% due 04/25/2014	800	910

Deutsche Telekom International Finance BV
3.125% due 04/11/2016	1,490	1,503

DirecTV Holdings LLC
3.125% due 02/15/2016	1,300	1,318

Dow Chemical Co.
5.900% due 02/15/2015	630	702
7.600% due 05/15/2014	870	984

Eli Lilly & Co.
5.950% due 11/15/2037	930	1,197

Encana Corp.
5.150% due 11/15/2041	1,300	1,330

Energy Transfer Partners LP
8.500% due 04/15/2014	1,090	1,223

Ensco PLC
4.700% due 03/15/2021	940	980

Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	1,680	1,708

General Electric Co.
5.250% due 12/06/2017	1,280	1,471

Hewlett-Packard Co.
2.125% due 09/13/2015	1,860	1,829

Home Depot, Inc.
5.400% due 03/01/2016	1,280	1,480

Intel Corp.
1.950% due 10/01/2016	1,120	1,153

International Business Machines Corp.
1.000% due 08/05/2013	510	514
5.600% due 11/30/2039	520	669
6.500% due 10/15/2013	840	927

International Paper Co.
7.500% due 08/15/2021	830	1,026

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	55

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Kinder Morgan Energy Partners LP
5.300% due 09/15/2020	$1,010	$1,101

Kraft Foods, Inc.
4.125% due 02/09/2016	100	109
5.375% due 02/10/2020	200	231
6.500% due 02/09/2040	1,120	1,460

Kroger Co.
6.150% due 01/15/2020	490	595

L-3 Communications Corp.
4.750% due 07/15/2020	1,080	1,069

Lockheed Martin Corp.
4.250% due 11/15/2019	1,160	1,235

Marriott International, Inc.
6.200% due 06/15/2016	100	112

Merck & Co., Inc.
5.000% due 06/30/2019	1,360	1,606

Microsoft Corp.
1.625% due 09/25/2015	1,170	1,205

Noble Holding International Ltd.
4.625% due 03/01/2021	760	795

Novartis Capital Corp.
2.900% due 04/24/2015	660	699

Oracle Corp.
3.750% due 07/08/2014	1,560	1,679

Pemex Project Funding Master Trust
5.750% due 03/01/2018	1,620	1,790

PepsiCo, Inc.
3.100% due 01/15/2015	300	318
5.500% due 01/15/2040	400	498

Petrobras International Finance Co.
5.750% due 01/20/2020	400	430
6.875% due 01/20/2040	1,120	1,306

Pfizer, Inc.
6.200% due 03/15/2019	1,680	2,075

Philip Morris International, Inc.
5.650% due 05/16/2018	1,300	1,539

Procter & Gamble Co.
3.500% due 02/15/2015	1,390	1,498

Raytheon Co.
3.125% due 10/15/2020	1,110	1,120

Republic Services, Inc.
5.000% due 03/01/2020	100	112
5.250% due 11/15/2021	320	363

Rio Tinto Finance USA Ltd.
6.500% due 07/15/2018	1,450	1,750

Roche Holdings, Inc.
6.000% due 03/01/2019	500	608

Southern Copper Corp.
6.750% due 04/16/2040	700	706

Statoil ASA
3.125% due 08/17/2017	300	317

Target Corp.
3.875% due 07/15/2020	1,350	1,494

Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	800	781
3.729% due 04/27/2015	200	192

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Time Warner Cable, Inc.
5.000% due 02/01/2020	$400	$439
5.875% due 11/15/2040	840	911
8.750% due 02/14/2019	250	320

Time Warner, Inc.
3.150% due 07/15/2015	1,840	1,916

Total Capital S.A.
3.000% due 06/24/2015	1,180	1,248

TransCanada PipeLines Ltd.
3.800% due 10/01/2020	1,110	1,200

Transocean, Inc.
4.950% due 11/15/2015	300	307
6.500% due 11/15/2020	580	600

Tyco International Finance S.A.
4.125% due 10/15/2014	820	875

Union Pacific Corp.
4.750% due 09/15/2041	700	764

United Parcel Service, Inc.
3.875% due 04/01/2014	1,300	1,388

United Technologies Corp.
4.500% due 04/15/2020	1,260	1,422

Vale Overseas Ltd.
6.875% due 11/21/2036	640	731

Wal-Mart Stores, Inc.
2.250% due 07/08/2015	100	104
5.375% due 04/05/2017	380	449
6.200% due 04/15/2038	900	1,211

Waste Management, Inc.
4.750% due 06/30/2020	330	363

Weatherford International Ltd.
5.125% due 09/15/2020	930	968

WPP Finance UK
8.000% due 09/15/2014	440	490

		97,161

UTILITIES 12.2%

Appalachian Power Co.
4.600% due 03/30/2021	1,020	1,120

AT&T, Inc.
2.500% due 08/15/2015	110	114
6.300% due 01/15/2038	3,000	3,689

BP Capital Markets PLC
4.500% due 10/01/2020	300	331
5.250% due 11/07/2013	1,350	1,449

Commonwealth Edison Co.
4.000% due 08/01/2020	770	831

Dominion Resources, Inc.
4.450% due 03/15/2021	1,260	1,406

Duke Energy Corp.
2.150% due 11/15/2016	1,720	1,727

E.ON International Finance BV
5.800% due 04/30/2018	750	859

Enel Finance International NV
6.250% due 09/15/2017	340	325

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Entergy Corp.
5.125% due 09/15/2020	$300	$299

Exelon Generation Co. LLC
6.200% due 10/01/2017	100	115

FirstEnergy Corp.
7.375% due 11/15/2031	1,010	1,244

Midamerican Energy Holdings Co.
6.125% due 04/01/2036	800	957

Pacific Gas & Electric Co.
3.500% due 10/01/2020	830	868
5.800% due 03/01/2037	520	634

Pennsylvania Electric Co.
5.200% due 04/01/2020	70	78

Progress Energy, Inc.
4.400% due 01/15/2021	760	839

Shell International Finance BV
3.100% due 06/28/2015	1,370	1,470
4.375% due 03/25/2020	230	269

Southern Power Co.
5.150% due 09/15/2041	905	962

Verizon Communications, Inc.
8.750% due 11/01/2018	2,370	3,205

		22,791

Total Corporate Bonds & Notes (Cost $176,487)		178,878

SHORT-TERM INSTRUMENTS 3.0%

REPURCHASE AGREEMENTS 2.6%

JPMorgan Securities, Inc.
0.060% due 01/03/2012	4,200	4,200
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.500% due 12/31/2013 valued at $4,258. Repurchase proceeds are $4,200.)

State Street Bank and Trust Co.
0.010% due 01/03/2012	588	588
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2015 valued at $602. Repurchase proceeds are $588.)

		4,788

U.S. TREASURY BILLS 0.4%
0.041% due 05/31/2012 - 06/14/2012 (a)	772	772

Total Short-Term Instruments (Cost $5,560)		5,560

Total Investments 99.0% (Cost $182,047)		$184,438

Other Assets and Liabilities (Net) 1.0%		1,930

Net Assets 100.0%		$186,368

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.

56	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2011

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$58,926	$0	$58,926
Industrials	0	97,161	0	97,161
Utilities	0	22,791	0	22,791
Short-Term Instruments
Repurchase Agreements	0	4,788	0	4,788
U.S. Treasury Bills	0	772	0	772
	$0	$184,438	$0	$184,438

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

(c)	Fair Value of Financial Derivative Instruments (1)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended December 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on futures contracts and swaps	$0	$(14)	$0	$0	$(8)	$(22)

(1)	See note 5 in the Notes to Financial Statements for additional information.

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	57

Schedule of Investments PIMCO Build America Bond Strategy Fund

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 96.9%

CALIFORNIA 31.8%

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	$350	$415

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	500	658

Los Angeles CA Wastewater System Revenue, California Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	450	509

Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	1,100	1,402

Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	740	893

Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	130	162

Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	500	586

Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	500	645

San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	800	857

University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	450	541

University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	500	559
6.548% due 05/15/2048	500	595

		7,822

DISTRICT OF COLUMBIA 3.3%

Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	756	824

GEORGIA 3.3%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	800	823

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
ILLINOIS 7.8%

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	$1,000	$1,168

Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
6.184% due 01/01/2034	655	754

		1,922

MINNESOTA 2.0%

Southern Minnesota Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.926% due 01/01/2043	450	492

NEBRASKA 1.4%

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	300	344

NEW JERSEY 7.5%

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	400	574

New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2010
6.561% due 12/15/2040	1,000	1,268

		1,842

NEW YORK 22.9%

Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.548% due 11/15/2031	500	594
6.668% due 11/15/2039	1,200	1,472
6.814% due 11/15/2040	500	628

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	800	976

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	700	800

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.600% due 03/15/2040	1,000	1,183

		5,653

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
TEXAS 14.3%

Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	$290	$326

North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	1,000	1,207

North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.910% due 02/01/2030	1,000	1,126

Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	700	851

		3,510

WASHINGTON 2.6%

Washington Biomedical Research Facilities 3 Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	500	637

Total Municipal Bonds & Notes (Cost $22,170)		23,869

SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS 1.6%

Credit Suisse Securities (USA) LLC
0.050% due 01/03/2012	100	100
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 0.375% due 06/30/2013 valued at $102. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
0.010% due 01/03/2012	294	294
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2015 valued at $304. Repurchase proceeds are $294.)

		394

U.S. TREASURY BILLS 0.4%
0.055% due 06/28/2012	100	100

Total Short-Term Instruments (Cost $494)		494

Total Investments 98.9% (Cost $22,664)		$24,363

Other Assets and Liabilities (Net) 1.1%		265

Net Assets 100.0%		$24,628

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Municipal Bonds & Notes
California	$0	$7,822	$0	$7,822
District of Columbia	0	824	0	824
Georgia	0	823	0	823
Illinois	0	1,922	0	1,922
Minnesota	0	492	0	492

58	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2011

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Nebraska	$0	$344	$0	$344
New Jersey	0	1,842	0	1,842
New York	0	5,653	0	5,653
Texas	0	3,510	0	3,510
Washington	0	637	0	637
Short-Term Instruments
Repurchase Agreements	0	394	0	394
U.S. Treasury Bills	0	100	0	100
	$0	$24,363	$0	$24,363

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	59

Schedule of Investments PIMCO Enhanced Short Maturity Strategy Fund

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 64.6%

BANKING & FINANCE 27.5%

Abbey National Treasury Services PLC
2.002% due 04/25/2014	$3,700	$3,371
3.875% due 11/10/2014	5,200	4,884

Achmea Hypotheekbank NV
0.782% due 11/03/2014	500	495

American International Group, Inc.
0.663% due 03/20/2012	2,000	1,983
3.750% due 11/30/2013	3,000	2,945
4.250% due 05/15/2013	3,000	2,999
4.950% due 03/20/2012	5,300	5,254

ANZ National International Ltd.
1.563% due 12/20/2013	3,300	3,283
3.250% due 04/02/2012	11,100	11,164

Arbejdernes Landsbank
0.941% due 07/09/2013	2,500	2,513

Australia & New Zealand Banking Group Ltd.
0.839% due 06/18/2012	175	175

Banco Santander Chile
1.659% due 04/20/2012	3,850	3,852

Bank of America Corp.
1.848% due 01/30/2014	20,400	18,429

Banque PSA Finance S.A.
2.481% due 04/04/2014	5,850	5,421

Barclays Bank PLC
1.327% due 03/05/2012	1,450	1,450
1.355% due 03/16/2012	900	901
1.438% due 01/13/2014	5,100	4,946
2.500% due 01/23/2013	7,350	7,321

Boston Properties LP
6.250% due 01/15/2013	387	402

BRFkredit A/S
0.653% due 04/15/2013	3,400	3,402

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	6,250	6,322

Citigroup, Inc.
0.659% due 03/07/2014	2,175	2,034
0.715% due 11/05/2014	4,300	3,923
1.307% due 02/15/2013	500	491
1.511% due 04/01/2014	8,025	7,567
1.848% due 01/13/2014	750	730
2.453% due 08/13/2013	7,225	7,095
6.375% due 08/12/2014	3,000	3,151

Commonwealth Bank of Australia
0.866% due 07/23/2014	5,000	4,938
0.920% due 12/10/2012	3,900	3,910
2.400% due 01/12/2012	3,000	3,001

Credit Agricole Home Loan SFH
1.162% due 07/21/2014	13,200	12,691

Credit Agricole S.A.
2.625% due 01/21/2014	1,250	1,177

Credit Suisse
5.000% due 05/15/2013	3,500	3,592

DanFin Funding Ltd.
1.103% due 07/16/2013	13,500	13,501

Danske Bank A/S
2.500% due 05/10/2012	5,385	5,419

Dexia Credit Local
0.927% due 03/05/2013	12,400	11,742

EnCana Holdings Finance Corp.
5.800% due 05/01/2014	12,270	13,335

FIH Erhvervsbank A/S
0.912% due 06/13/2013	5,400	5,397

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

General Electric Capital Corp.
0.563% due 09/20/2013	$2,700	$2,623
0.683% due 06/20/2013	4,000	3,955

Goldman Sachs Group, Inc.
0.894% due 01/12/2015	3,700	3,282
1.176% due 09/29/2014	12,375	11,241
1.428% due 07/29/2013	5,600	5,431

HSBC Bank PLC
1.625% due 07/07/2014 (b)	6,000	5,935

HSBC Finance Corp.
0.653% due 01/15/2014	20,825	19,193
0.957% due 06/01/2016	3,900	3,266
6.375% due 11/27/2012	2,500	2,572

ICICI Bank Ltd.
2.256% due 02/24/2014	1,800	1,710
6.625% due 10/03/2012	5,000	5,121

Intesa Sanpaolo SpA
2.906% due 02/24/2014	1,300	1,145

Landesbank Baden-Wuerttemberg
0.790% due 06/22/2012	8,600	8,594

Lloyds TSB Bank PLC
1.581% due 04/02/2012	5,100	5,112
2.766% due 01/24/2014	4,200	3,975
2.800% due 04/02/2012	3,065	3,079

Macquarie Bank Ltd.
2.600% due 01/20/2012	5,300	5,300
3.300% due 07/17/2014	4,000	4,220
4.100% due 12/17/2013	3,000	3,182

Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	4,865	4,902

Metropolitan Life Global Funding I
5.125% due 06/10/2014	3,800	4,095

Monumental Global Funding II
0.588% due 10/25/2013	1,250	1,210

Morgan Stanley
0.691% due 01/09/2014	7,250	6,563
2.016% due 01/24/2014	14,010	12,903
2.875% due 07/28/2014	250	236
5.250% due 11/02/2012	4,000	4,013
5.300% due 03/01/2013	1,200	1,215

National Australia Bank Ltd.
0.891% due 07/08/2014	11,300	11,350

Nationwide Building Society
0.646% due 05/17/2012	2,600	2,601
5.500% due 07/18/2012	2,000	2,041

Network Rail Infrastructure Finance PLC
0.564% due 06/14/2013	8,000	7,998

NIBC Bank NV
0.909% due 12/02/2014	5,290	5,296
2.800% due 12/02/2014	1,400	1,464

Nordea Eiendomskreditt A/S
0.804% due 04/07/2014	7,710	7,479
1.875% due 04/07/2014	13,925	13,951

Pricoa Global Funding I
0.774% due 09/27/2013	3,600	3,565
4.625% due 06/25/2012	700	711
5.400% due 10/18/2012	1,185	1,221

RCI Banque S.A.
2.261% due 04/11/2014	3,400	3,242

Royal Bank of Scotland Group PLC
1.153% due 05/11/2012	3,000	3,007
1.245% due 02/23/2012	4,000	4,002
1.500% due 03/30/2012	700	701
2.625% due 05/11/2012	4,300	4,328
2.915% due 08/23/2013	5,150	4,953

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

SBAB Bank AB
3.125% due 03/23/2012	$3,375	$3,392

SLM Corp.
5.125% due 08/27/2012	2,900	2,915

Societe Generale S.A.
1.441% due 04/11/2014	7,500	6,613
2.200% due 09/14/2013	1,000	940

Standard Chartered PLC
1.403% due 05/12/2014	2,140	2,123
3.200% due 05/12/2016	3,205	3,140
3.850% due 04/27/2015	4,900	4,936
5.500% due 11/18/2014	4,860	5,169

Suncorp-Metway Ltd.
0.636% due 10/19/2012	1,200	1,198
1.903% due 07/16/2012	12,300	12,396

Swedbank AB
0.851% due 01/14/2013	1,100	1,101
1.294% due 02/10/2012	1,600	1,601
2.800% due 02/10/2012	1,350	1,353

Swedbank Hypotek AB
1.024% due 03/28/2014	12,030	11,833

Toronto-Dominion Bank
0.875% due 09/12/2014 (b)	10,000	9,908

Union Bank N.A.
2.125% due 12/16/2013	2,700	2,732

WCI Finance LLC
5.400% due 10/01/2012	1,360	1,394

Westpac Banking Corp.
0.734% due 12/14/2012	13,500	13,517
1.309% due 03/31/2014	300	301
2.900% due 09/10/2014	1,000	1,046

Westpac Securities NZ Ltd.
2.625% due 01/28/2013	1,000	1,009

		495,806

INDUSTRIALS 30.3%

Alcoa, Inc.
6.000% due 07/15/2013	2,200	2,342

Altria Group, Inc.
8.500% due 11/10/2013	1,430	1,615

Amgen, Inc.
1.875% due 11/15/2014	5,000	5,069
2.300% due 06/15/2016	1,700	1,714
4.850% due 11/18/2014	2,200	2,386

Anadarko Petroleum Corp.
7.625% due 03/15/2014	3,000	3,335

Anglo American Capital PLC
2.150% due 09/27/2013	4,810	4,821
9.375% due 04/08/2014	9,644	11,016

Anheuser-Busch InBev Worldwide, Inc.
0.972% due 01/27/2014	7,770	7,789
2.500% due 03/26/2013	2,400	2,445
5.375% due 11/15/2014	3,100	3,447

ArcelorMittal
5.375% due 06/01/2013	2,000	2,048

ArcelorMittal USA, Inc.
6.500% due 04/15/2014	14,595	15,441

Barrick Gold Corp.
1.750% due 05/30/2014	6,940	7,013

Barrick Gold Financeco LLC
6.125% due 09/15/2013	1,750	1,892

BAT International Finance PLC
8.125% due 11/15/2013	2,175	2,436

60	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2011

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

BHP Billiton Finance USA Ltd.
5.500% due 04/01/2014	$1,230	$1,353

Boston Scientific Corp.
4.500% due 01/15/2015	4,280	4,495
5.450% due 06/15/2014	9,913	10,601

Broadcom Corp.
1.500% due 11/01/2013	500	506

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	10,870	11,233

Canadian Oil Sands Ltd.
5.800% due 08/15/2013	1,000	1,061

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	4,055	4,412

Comcast Cable Holdings LLC
7.875% due 08/01/2013	1,000	1,101
9.800% due 02/01/2012	6,600	6,644

COX Communications, Inc.
4.625% due 06/01/2013	2,885	3,043
5.450% due 12/15/2014	5,100	5,666
5.500% due 10/01/2015	792	892
7.125% due 10/01/2012	5,320	5,572

CRH America, Inc.
6.950% due 03/15/2012	2,215	2,237

CSN Islands VIII Corp.
9.750% due 12/16/2013	2,900	3,265

CSX Corp.
5.300% due 02/15/2014	400	433

Daimler Finance North America LLC
1.184% due 03/28/2014	11,450	11,057
1.742% due 09/13/2013	1,500	1,482
6.500% due 11/15/2013	1,000	1,090

Danaher Corp.
0.817% due 06/21/2013	7,740	7,755

Deutsche Telekom International Finance BV
5.250% due 07/22/2013	1,920	2,019

Diageo Capital PLC
5.125% due 01/30/2012	3,130	3,140
7.375% due 01/15/2014	900	1,016

Dow Chemical Co.
6.000% due 10/01/2012	2,310	2,400
7.600% due 05/15/2014	6,300	7,129

Eaton Corp.
0.885% due 06/16/2014	800	800

Ecolab, Inc.
2.375% due 12/08/2014	15,200	15,508

Encana Corp.
4.750% due 10/15/2013	4,050	4,259

Energy Transfer Partners LP
5.650% due 08/01/2012	300	307
8.500% due 04/15/2014	860	965

Enterprise Products Operating LLC
4.600% due 08/01/2012	6,000	6,089
7.625% due 02/15/2012	6,600	6,642
9.750% due 01/31/2014	2,230	2,578

EOG Resources, Inc.
1.182% due 02/03/2014	1,020	1,024
6.125% due 10/01/2013	120	130

Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013	7,150	7,632

General Mills, Inc.
5.650% due 09/10/2012	1,052	1,085

Georgia-Pacific LLC
8.250% due 05/01/2016	6,400	7,113

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Gilead Sciences, Inc.
2.400% due 12/01/2014	$6,000	$6,113

Hewlett-Packard Co.
0.786% due 05/24/2013	500	495
0.923% due 05/30/2014	6,150	5,950
2.109% due 09/19/2014	9,085	9,047
2.625% due 12/09/2014	1,800	1,817

Husky Energy, Inc.
6.250% due 06/15/2012	1,475	1,510

Hutchison Whampoa International Ltd.
6.250% due 01/24/2014	1,000	1,080
6.500% due 02/13/2013	8,725	9,141

Johnson Controls, Inc.
0.843% due 02/04/2014	9,800	9,800

Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	8,100	8,363
7.125% due 03/15/2012	1,680	1,699

Kraft Foods, Inc.
2.625% due 05/08/2013	2,000	2,044
5.250% due 10/01/2013	2,500	2,668
6.000% due 02/11/2013	3,150	3,320
6.250% due 06/01/2012	828	846
6.750% due 02/19/2014	1,500	1,668

Kroger Co.
7.500% due 01/15/2014	1,273	1,424

Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	2,000	2,162

NBCUniversal Media LLC
2.100% due 04/01/2014	3,500	3,560
3.650% due 04/30/2015	1,300	1,373

Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	1,000	1,013

Occidental Petroleum Corp.
1.450% due 12/13/2013	160	163

Pearson Dollar Finance PLC
5.500% due 05/06/2013	2,000	2,104
5.700% due 06/01/2014	1,200	1,311

Pemex Project Funding Master Trust
1.127% due 12/03/2012	1,850	1,842

PepsiCo, Inc.
0.800% due 08/25/2014	700	700

Philip Morris International, Inc.
2.500% due 05/16/2016	800	828
4.875% due 05/16/2013	200	211
6.875% due 03/17/2014	12,130	13,655

Plains All American Pipeline LP
4.250% due 09/01/2012	600	612

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	17,175	17,458

Reynolds American, Inc.
7.250% due 06/01/2012	10,824	11,088
7.250% due 06/01/2013	4,300	4,614

Rio Tinto Alcan, Inc.
4.875% due 09/15/2012	9,579	9,842

Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	1,075	1,147
8.950% due 05/01/2014	3,700	4,330

Rogers Communications, Inc.
5.500% due 03/15/2014	2,870	3,096
6.250% due 06/15/2013	1,500	1,606
6.375% due 03/01/2014	4,075	4,496

Schlumberger Investment S.A.
1.090% due 09/12/2014	4,000	4,007

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Siemens Financieringsmaatschappij NV
0.705% due 03/16/2012	$3,540	$3,539
5.500% due 02/16/2012	10,144	10,198

Southern Co.
5.300% due 01/15/2012	215	215

Southwest Airlines Co.
6.500% due 03/01/2012	700	706

Target Corp.
0.575% due 07/18/2014	500	500

Teck Resources Ltd.
7.000% due 09/15/2012	4,000	4,153
9.750% due 05/15/2014	10,479	12,323

Telefonica Emisiones S.A.U.
0.763% due 02/04/2013	1,100	1,058

Teva Pharmaceutical Finance Co. BV
1.344% due 11/08/2013	7,894	7,930

Teva Pharmaceutical Finance III BV
1.067% due 03/21/2014	7,400	7,362

Time Warner Cable, Inc.
5.400% due 07/02/2012	600	614

Time Warner, Inc.
6.875% due 05/01/2012	1,550	1,581

Total Capital Canada Ltd.
0.783% due 01/17/2014	3,300	3,315

Total Capital S.A.
4.500% due 02/25/2013	7,000	7,224

TransCanada PipeLines Ltd.
8.625% due 05/15/2012	2,490	2,564

Turner Broadcasting System, Inc.
8.375% due 07/01/2013	3,000	3,307

Tyco Electronics Group S.A.
6.000% due 10/01/2012	15,949	16,512

Union Pacific Corp.
5.125% due 02/15/2014	665	720
5.450% due 01/31/2013	2,500	2,623

UST LLC
6.625% due 07/15/2012	15,160	15,597

VF Corp.
1.245% due 08/23/2013	2,100	2,105

Vivendi S.A.
5.750% due 04/04/2013	2,815	2,942

Volkswagen International Finance NV
1.191% due 04/01/2014	13,510	13,247
1.625% due 08/12/2013	200	201

Wal-Mart Stores, Inc.
5.226% due 06/01/2018	15,000	15,312

Wesfarmers Ltd.
2.983% due 05/18/2016	3,800	3,835
6.998% due 04/10/2013	1,400	1,486

WM Wrigley Jr. Co.
2.450% due 06/28/2012	4,365	4,398
3.050% due 06/28/2013	1,785	1,819

Xstrata Canada Corp.
7.250% due 07/15/2012	6,600	6,800
7.350% due 06/05/2012	600	616

Xstrata Canada Financial Corp.
2.850% due 11/10/2014	5,114	5,144

		546,692

UTILITIES 6.8%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	3,250	3,388
6.103% due 06/27/2012	650	665

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	61

Schedule of Investments PIMCO Enhanced Short Maturity Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Appalachian Power Co.
5.650% due 08/15/2012	$1,900	$1,954

AT&T, Inc.
5.875% due 08/15/2012	1,150	1,187

BP Capital Markets PLC
1.140% due 03/11/2014	2,229	2,229
3.625% due 05/08/2014	1,450	1,525
3.750% due 06/17/2013	1,800	1,863
5.250% due 11/07/2013	1,000	1,073

Columbus Southern Power Co.
0.955% due 03/16/2012	900	899

Consumers Energy Co.
5.000% due 02/15/2012	650	653

Dominion Resources, Inc.
5.000% due 03/15/2013	1,500	1,574
5.700% due 09/17/2012	12,540	12,963
6.250% due 06/30/2012	200	205

Duke Energy Carolinas LLC
1.750% due 12/15/2016	9,000	9,082
5.625% due 11/30/2012	310	323

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	1,000	1,127
10.500% due 03/25/2014	5,000	5,634

KCP&L Greater Missouri Operations Co.
11.875% due 07/01/2012	5,070	5,325

NextEra Energy Capital Holdings, Inc.
2.550% due 11/15/2013	2,085	2,122

NGPL PipeCo LLC
6.514% due 12/15/2012	5,500	5,558

PSEG Power LLC
5.000% due 04/01/2014	991	1,062

Public Service Co. of Colorado
7.875% due 10/01/2012	7,500	7,890

Qtel International Finance Ltd.
6.500% due 06/10/2014	1,500	1,640

Qwest Corp.
3.796% due 06/15/2013	7,910	7,973

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012	4,000	4,067
5.500% due 09/30/2014	12,300	13,223

Southern California Edison Co.
0.996% due 09/15/2014	4,000	3,988

Telstra Corp. Ltd.
6.375% due 04/01/2012	3,100	3,143

TNK-BP Finance S.A.
7.500% due 03/13/2013	5,100	5,330

Verizon Communications, Inc.
1.184% due 03/28/2014	6,050	6,046
5.250% due 04/15/2013	5,500	5,806

Verizon Wireless Capital LLC
7.375% due 11/15/2013	2,600	2,897

Virginia Electric and Power Co.
5.100% due 11/30/2012	140	145

		122,559

Total Corporate Bonds & Notes (Cost $1,176,965)		1,165,057

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

Transocean, Inc.
1.500% due 12/15/2037	1,900	1,876

Total Convertible Bonds & Notes (Cost $1,857)		1,876

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 0.5%

ARKANSAS 0.1%

Arkansas Student Loan Authority
1.400% due 11/25/2043	$1,708	$1,649

CALIFORNIA 0.2%

University of California Revenue Notes, Series 2011
0.887% due 07/01/2013	3,500	3,511

NEW JERSEY 0.2%

New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.546% due 06/15/2013	3,500	3,501

Total Municipal Bonds & Notes (Cost $8,698)		8,661

U.S. GOVERNMENT AGENCIES 9.9%

Fannie Mae
0.544% due 05/25/2037	1,164	1,159
0.644% due 11/25/2036	3,514	3,509
0.685% due 04/18/2028 - 09/18/2031	3,602	3,616
0.694% due 06/25/2026	1,061	1,066
0.744% due 05/25/2017	57	58
0.785% due 05/18/2032	920	926
0.794% due 06/25/2031	762	767
0.835% due 03/18/2032	694	696
0.844% due 09/25/2041	16,510	16,490
0.874% due 06/25/2041	7,738	7,735
0.945% due 01/01/2021	3,448	3,469
0.974% due 12/25/2037	2,593	2,604
1.044% due 02/25/2040	1,407	1,418
1.144% due 07/25/2038	2,877	2,907
1.625% due 08/08/2014	5,210	5,216
4.500% due 11/25/2029	2,351	2,359

FDIC Structured Sale Guaranteed Notes
0.795% due 11/29/2037	1,954	1,939

Federal Home Loan Bank
0.300% due 04/30/2013	21,000	21,001
0.375% due 01/29/2013	2,100	2,103
0.400% due 04/30/2013	6,300	6,309
1.500% due 01/16/2013	2,170	2,198
1.750% due 12/14/2012	15,200	15,410

Freddie Mac
0.245% due 06/03/2013	12,500	12,508
0.518% due 05/15/2036	826	825
0.598% due 02/15/2037	4,475	4,458
0.628% due 12/15/2030 - 06/15/2034	14,123	14,126
0.678% due 06/15/2033	36	36
0.698% due 04/15/2041	3,977	3,979
0.778% due 07/15/2039	1,816	1,820
5.000% due 01/01/2027	8,000	8,574

Ginnie Mae
0.585% due 09/20/2033	282	283
5.110% due 10/16/2027	843	869
6.000% due 12/15/2033	93	106
6.500% due 11/15/2033 - 12/15/2034	169	195
7.000% due 03/15/2023 - 11/15/2032	367	427
7.500% due 12/15/2012 - 06/15/2028	541	617
8.500% due 04/15/2030	3	4
9.000% due 08/20/2016 - 01/20/2017	0	0

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
10.000% due 02/15/2016 - 04/15/2025	$71	$78
10.500% due 09/15/2015 - 07/15/2019	4	4
11.000% due 07/15/2013 - 09/20/2019	15	13
11.500% due 01/15/2013 - 11/15/2019	5	4
12.000% due 01/15/2013 - 04/15/2015	3	2
12.500% due 11/15/2013 - 07/15/2015	3	1
13.000% due 08/15/2014 - 09/20/2015	5	4
13.500% due 11/15/2012 - 09/15/2014	1	0

NCUA Guaranteed Notes
0.624% due 12/07/2020	3,180	3,189
0.644% due 11/06/2017	8,841	8,842
0.654% due 03/06/2020	5,650	5,650
0.834% due 12/08/2020	4,576	4,595
1.600% due 10/29/2020	3,718	3,769

Tennessee Valley Authority Strips
0.000% due 04/15/2042 (a)	290	305

Total U.S. Government Agencies (Cost $178,131)		178,238

MORTGAGE-BACKED SECURITIES 5.3%

Banc of America Mortgage Securities, Inc.
2.858% due 03/25/2034	944	855
BCAP LLC Trust
2.591% due 11/26/2035	5,000	4,617
2.610% due 05/26/2036	7,071	7,044
BCRR Trust
4.230% due 12/22/2035	843	844
4.230% due 02/22/2041	1,500	1,509

Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/2033	4,039	3,643

Bear Stearns Commercial Mortgage Securities
4.735% due 09/11/2042	3,579	3,645

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	1,980	2,007

Commercial Mortgage Pass-Through Certificates
0.378% due 12/15/2020	664	649

Credit Suisse First Boston Mortgage Securities Corp.
6.133% due 04/15/2037	3,169	3,178

Credit Suisse Mortgage Capital Certificates
0.348% due 02/15/2022	696	668

Fosse Master Issuer PLC
1.805% due 10/18/2054	4,000	3,989

GE Capital Commercial Mortgage Corp.
4.353% due 06/10/2048	458	458

GS Mortgage Securities Corp.
1.142% due 03/06/2020	223	221
1.535% due 03/06/2020	4,000	3,975

Holmes Master Issuer PLC
0.503% due 07/15/2020	12,000	11,917

JPMorgan Chase Commercial Mortgage Securities Corp.
0.653% due 07/15/2019	11,481	10,965
5.247% due 01/12/2043	4,426	4,477
5.289% due 05/15/2045	2,790	2,814

Mellon Residential Funding Corp.
0.978% due 11/15/2031	5,086	4,885

Morgan Stanley Dean Witter Capital
4.740% due 11/13/2036	4,014	4,101

62	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2011

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

RBSSP Resecuritization Trust
0.794% due 10/26/2036	$1,118	$1,024
2.560% due 12/26/2036	8,779	8,728
2.743% due 05/26/2037	8,003	7,790

Wachovia Bank Commercial Mortgage Trust
0.358% due 06/15/2020	185	166
5.735% due 06/15/2049	2,483	2,547

Total Mortgage-Backed Securities (Cost $96,852)		96,716

ASSET-BACKED SECURITIES 5.9%

Ally Auto Receivables Trust
0.650% due 03/17/2014	6,000	5,994

Citibank Omni Master Trust
2.378% due 05/16/2016	13,650	13,735
3.028% due 08/15/2018	8,000	8,398
3.350% due 08/15/2016	5,190	5,266
4.900% due 11/15/2018	3,000	3,266

Collegiate Funding Services Education Loan Trust
0.674% due 12/28/2021	1,787	1,773

Dryden Leveraged Loan CDO
1.110% due 12/22/2015	422	419

Education Funding Capital Trust
0.816% due 03/16/2020	1,194	1,193

First CLO Ltd.
0.854% due 12/14/2016	209	204

Ford Credit Auto Owner Trust
2.778% due 05/15/2013	1,197	1,199

GCO Education Loan Funding Trust
0.586% due 11/25/2020	137	136

Holmes Master Issuer PLC
0.408% due 07/15/2012	6,000	5,998

Hyundai Capital Auto Funding Ltd.
1.285% due 09/20/2016	1,500	1,508

Illinois Student Assistance Commission
0.898% due 04/25/2017	1,771	1,761

MBNA Credit Card Master Note Trust
0.338% due 06/15/2015	2,000	1,999

Nelnet Student Loan Trust
0.630% due 12/22/2016	1,925	1,924

Panhandle-Plains Higher Education Authority, Inc.
0.878% due 07/01/2021	8,000	7,912
1.081% due 10/01/2018	745	744
1.711% due 10/01/2035	2,563	2,560

SLM Student Loan Trust
0.418% due 07/25/2017	1,471	1,459
0.448% due 10/25/2019	2,518	2,516
0.498% due 04/25/2023	3,536	3,526
0.548% due 04/25/2017	1,510	1,510
0.568% due 01/25/2021	6,824	6,797

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.746% due 03/15/2019	$2,331	$2,331
0.918% due 10/25/2017	4,000	3,989
1.518% due 10/25/2016	2,685	2,703
1.918% due 04/25/2023	1,659	1,700
4.500% due 11/16/2043	8,779	8,333

SMART Trust
0.543% due 11/14/2012	2,180	2,180

South Carolina Student Loan Corp.
0.868% due 01/25/2021	2,330	2,306

Structured Asset Investment Loan Trust
1.294% due 11/25/2033	1,874	1,374

Total Asset-Backed Securities (Cost $107,000)		106,713

SOVEREIGN ISSUES 6.0%

Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014	9,550	10,421

Export-Import Bank of Korea
1.592% due 03/13/2012	5,000	4,997

Japan Bank for International Cooperation
4.875% due 03/22/2012	6,700	6,762

Japan Finance Corp.
2.125% due 11/05/2012	4,300	4,347

Korea Government Bond
4.250% due 06/01/2013	7,050	7,325

Poland Government International Bond
6.250% due 07/03/2012	3,850	3,961

Province of Ontario Canada
0.938% due 05/22/2012	1,000	1,002
1.875% due 11/19/2012	13,195	13,359
4.100% due 06/16/2014	6,160	6,624
4.950% due 06/01/2012	31,200	31,745

Qatar Government International Bond
5.150% due 04/09/2014	15,875	17,046

Total Sovereign Issues (Cost $107,415)		107,589

SHORT-TERM INSTRUMENTS 9.3%

CERTIFICATES OF DEPOSIT 0.8%

Abbey National Treasury Services PLC
1.890% due 06/10/2013	5,300	5,293

Banco do Brasil S.A.
0.000% due 02/15/2012	3,000	2,994

BMW U.S. Capital LLC
0.668% due 07/25/2012	3,300	3,300

Itau Unibanco Holding S.A.
0.000% due 01/17/2012	3,500	3,498

		15,085

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
COMMERCIAL PAPER 4.1%

Deutsche Telekom AG
0.530% due 01/23/2012	$12,000	$11,996

Devon Energy Corp.
0.380% due 01/06/2012	4,600	4,600
0.430% due 01/17/2012	8,585	8,583
0.450% due 01/03/2012	3,430	3,430

Kinder Morgan Energy
0.530% due 01/04/2012	2,257	2,257

Pacific Gas & Electric Co
0.500% due 01/05/2012	2,700	2,700

PB Capital Markets PLC
0.780% due 06/05/2012	8,000	7,993

Potash Corporation of Saskatchewan Inc.
0.370% due 01/09/2012	6,000	6,000
0.390% due 01/18/2012	14,400	14,398

Vodafone Group PLC
0.960% due 05/02/2012	1,200	1,197
1.019% due 05/03/2012	10,500	10,475

		73,629

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.010% due 01/03/2012	482	482
(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $495. Repurchase proceeds are $482.)

		482

SHORT-TERM NOTES 4.4%

Federal Home Loan Bank
0.125% due 12/03/2012	56,050	56,014

Pacific Gas & Electric Co.
0.938% due 11/20/2012	14,870	14,891

University of California Revenue Notes, Series 2011
0.480% due 07/01/2012	8,000	8,007

		78,912

Total Short-Term Instruments (Cost $168,065)		168,108

Total Investments 101.6% (Cost $1,844,983)		$1,832,958

Other Assets and Liabilities (Net) (1.6%)		(29,628)

Net Assets 100.0%		$1,803,330

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security becomes interest bearing at a future date.
(b)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $12,047 at a weighted average interest rate of (0.222)%. On December 31, 2011, securities valued at $4,949 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	63

Schedule of Investments PIMCO Enhanced Short Maturity Strategy Fund (Cont.)

(Unaudited)

December 31, 2011

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$495,806	$0	$495,806
Industrials	0	546,692	0	546,692
Utilities	0	122,559	0	122,559
Convertible Bonds & Notes
Industrials	0	1,876	0	1,876
Municipal Bonds & Notes
Arkansas	0	1,649	0	1,649
California	0	3,511	0	3,511
New Jersey	0	3,501	0	3,501
U.S. Government Agencies	0	154,023	24,215	178,238
Mortgage-Backed Securities	0	96,716	0	96,716
Asset-Backed Securities	0	105,205	1,508	106,713
Sovereign Issues	0	107,589	0	107,589
Short-Term Instruments
Certificates of Deposit	0	15,085	0	15,085
Commercial Paper	0	73,629	0	73,629
Repurchase Agreements	0	482	0	482
Short-Term Notes	0	78,912	0	78,912
	$0	$1,807,235	$25,723	$1,832,958

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 06/30/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (7)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (7)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$8,586	$0	$0	$0	$0	$8	$0	$(8,594)	$0	$0
Industrials	5,663	3,748	(9,293)	(132)	0	14	0	0	0	0
U.S. Government Agencies	27,590	0	(3,348)	0	0	(27)	0	0	24,215	(25)
Asset-Backed Securities	1,490	0	0	3	0	15	0	0	1,508	15
Totals	$43,329	$3,748	$(12,641)	$(129)	$0	$10	$0	$(8,594)	$25,723	$(10)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

64	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO Intermediate Municipal Bond Strategy Fund

(Unaudited)

December 31, 2011

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 97.2%

ALASKA 0.9%

Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2014	$850	$914

ARIZONA 0.5%

Arizona State University Revenue Notes, Series 2008
5.250% due 07/01/2016	400	466

CALIFORNIA 19.7%

California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,077

California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2018	500	609

California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	750	833

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	604

California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	609

California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	600

Carlsbad Unified School District, California General Obligation Notes, Series 2009
0.000% due 05/01/2014	250	240

Irvine Ranch Water District, California General Obligation Bonds, Series 2009
0.050% due 10/01/2041	2,200	2,200

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001
0.020% due 07/01/2035	1,800	1,800

Los Angeles Unified School District, California Certificates of Participation Notes, Series 2010
5.000% due 12/01/2017	1,500	1,696

Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	913

Newport Beach, California Revenue Bonds, Series 2009
5.000% due 12/01/2038	1,000	1,046

Orange County, California Revenue Notes, Series 2009
4.000% due 07/01/2018	500	563

Pleasanton Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2010
3.500% due 08/01/2015	450	477

San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	720	792

San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2017	1,000	1,161

San Jose CA Hotel Tax Revenue, California Revenue Notes, Series 2011
5.000% due 05/01/2017	1,115	1,215

San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2017	750	610

Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	585

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	$1,000	$1,201

University of California Revenue Notes, Series 2010
5.000% due 05/15/2018	500	583

		19,414

COLORADO 1.2%

Denver, Colorado City & County Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
4.000% due 11/15/2016	265	295

Denver, Colorado City & County Revenue Notes, Series 2009
5.000% due 11/15/2016	250	289

Glenwood Springs, Colorado Revenue Notes, Series 2010
5.000% due 10/01/2018	500	585

		1,169

CONNECTICUT 5.2%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2032	5,000	5,164

FLORIDA 6.1%

Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2016	750	821

Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,110

Florida Municipal Power Agency Revenue Notes, Series 2009
5.000% due 10/01/2015	250	276

Florida State Board of Governors Revenue Notes, Series 2008
5.500% due 07/01/2018	105	128

Inland Protection Financing Corp., Florida Revenue Notes, Series 2010
5.000% due 07/01/2016	500	560

Miami-Dade County, Florida General Obligation Notes, Series 2011
3.000% due 07/01/2017	1,375	1,459

Miami-Dade County, Florida Revenue Notes, Series 2010
4.000% due 07/01/2016	1,000	1,092

Orange County, Florida Health Facilities Authority Revenue Notes, Series 2009
5.000% due 10/01/2015	250	274

Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2017	250	299

		6,019

GEORGIA 1.3%

Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	308

Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	350	392

Municipal Electric Authority of Georgia Revenue Notes, Series 2011
3.000% due 01/01/2014	250	259
5.000% due 01/01/2020	250	300

		1,259

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
ILLINOIS 7.6%

Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2016	$250	$220

Chicago IL Midway Airport Revenue, Illinois Revenue Bonds, Series 2010
5.000% due 01/01/2034	200	216

Chicago IL O’Hare International Airport Revenue, Illinois Revenue Notes, Series 2011
3.000% due 01/01/2014	650	670

Chicago IL Wastewater Transmission Revenue, Illinois Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2017	1,000	1,164
5.500% due 01/01/2018	1,000	1,179

Chicago IL Waterworks Revenue, Illinois Revenue Notes, (AGM Insured), Series 2008
5.000% due 11/01/2016	350	396

Illinois Finance Authority Revenue Notes, Series 2009
5.000% due 08/15/2015	375	417

Illinois State General Obligation Bonds, (NPFGC Insured), Series 2002
5.250% due 08/01/2012	250	256

Illinois State General Obligation Notes, Series 2004
5.000% due 03/01/2013	1,000	1,044

Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	500	562

Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	750	867

Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	500	559

		7,550

INDIANA 3.3%

Indiana Finance Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 12/01/2017	300	351

Indiana Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2016	500	560
5.000% due 02/01/2018	500	610

Indianapolis Local Public Improvement Bond Bank Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 01/01/2016	300	344

Purdue University, Indiana Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	640	761

Vincennes University, Indiana Revenue Notes, Series 2010
4.000% due 06/01/2016	500	549

Warsaw Multi-School Building Corp., Indiana Revenue Notes, Series 2008
5.500% due 01/15/2017	100	116

		3,291

IOWA 0.6%

Iowa Higher Education Loan Authority Revenue Notes, Series 2010
4.000% due 12/01/2016	500	569

KANSAS 0.8%

Kansas Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	597

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	65

Schedule of Investments PIMCO Intermediate Municipal Bond Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Wyandotte County-Kansas City Unified Government Revenue Notes, Series 2010
5.000% due 09/01/2015	$200	$225

		822

KENTUCKY 2.2%

Kentucky Municipal Power Agency Revenue Notes, (AGM Insured), Series 2010
4.000% due 09/01/2016	900	967

Kentucky Turnpike Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	1,000	1,174

		2,141

MASSACHUSETTS 2.2%

Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	616

Massachusetts Development Finance Agency Revenue Notes, Series 2010
4.000% due 10/01/2016	850	938

Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	614

		2,168

MINNESOTA 1.1%

Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	1,000	1,121

MISSOURI 3.0%

Missouri Joint Municipal Electric Utility Commission Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 01/01/2016	800	891

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.060% due 09/01/2030	1,000	1,000

Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,111

		3,002

NEW HAMPSHIRE 0.3%

New Hampshire Health & Education Facilities Authority Revenue Notes, Series 2009
5.000% due 07/01/2016	250	287

NEW JERSEY 7.0%

New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 09/01/2016	1,000	1,129

New Jersey Economic Development Authority Revenue Notes, (AGM Insured), Series 2008
5.000% due 03/01/2014	1,000	1,082

New Jersey Economic Development Authority Revenue Notes, Series 2011
5.000% due 09/01/2018	2,000	2,345

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
5.000% due 12/15/2023	2,000	2,321

		6,877

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
NEW MEXICO 0.6%

New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	$500	$604

NEW YORK 16.6%

Erie County, New York Industrial Development Agency Revenue Notes, Series 2011
5.000% due 05/01/2015	500	559

Long Island Power Authority, New York Revenue Bonds, Series 2006
5.000% due 12/01/2017	500	580

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	500	598

New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2012	750	770
5.000% due 08/01/2017	980	1,173

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2009
5.000% due 06/15/2017	895	1,073

New York City, New York Transitional Finance Authority Revenue Notes, Series 2007
5.000% due 11/01/2015	200	230

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
0.080% due 12/01/2035	1,250	1,250

New York Liberty Development Corp. Revenue Bonds, Series 2011
0.270% due 12/01/2049	1,000	1,000

New York State Dormitory Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 07/01/2016	370	414

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2030	1,635	1,735

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	2,000	2,369

New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2019	1,000	1,151

New York State Dormitory Authority Revenue Notes, Series 2011
4.000% due 07/01/2018	815	912

New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2013	1,000	1,089

New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	500	609

Riverhead Central School District, New York General Obligation Notes, Series 2010
4.000% due 10/01/2017	250	284

Syracuse Industrial Development Agency, New York Revenue Notes, Series 2010
4.000% due 05/01/2017	500	551

		16,347

NORTH CAROLINA 1.0%

Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	358

Union County, North Carolina Certificates of Participation Bonds, (AMBAC Insured), Series 2006
5.000% due 06/01/2022	360	397

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

University of North Carolina at Chapel Hill Revenue Notes, Series 2005
5.000% due 02/01/2015	$250	$274

		1,029

OHIO 4.1%

American Municipal Power, Inc. Ohio Revenue Notes, Series 2009
5.000% due 02/15/2017	500	559

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	500	372
5.875% due 06/01/2047	250	180

Ohio State Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2016	300	329

Ohio State Turnpike Commission Revenue Bonds, (NPFGC/FGIC Insured), Series 1998
5.500% due 02/15/2016	1,000	1,165
5.500% due 02/15/2017	225	269

Ohio State Water Development Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	1,005	1,198

		4,072

OREGON 0.6%

Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	560

PENNSYLVANIA 4.5%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2017	500	573

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.250% due 06/15/2023	2,500	3,026

Pennsylvania Higher Educational Facilities Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 04/01/2016	250	285

Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018	500	586

		4,470

PUERTO RICO 0.3%

Puerto Rico Electric Power Authority Revenue Bonds, (SGI Insured), Series 2002
5.375% due 07/01/2016	250	283

SOUTH CAROLINA 0.3%

Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2009
5.000% due 01/01/2015	250	275

TENNESSEE 0.5%

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	500	497

TEXAS 3.8%

Eagle Mountain & Saginaw Independent School District, Texas General Obligation Notes, Series 2010
0.000% due 08/15/2017	250	224

66	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2011

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2011
0.950% due 08/01/2034	$700	$703
1.350% due 06/01/2039	1,500	1,512

Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	250	252

Texas State General Obligation Notes, Series 2010
4.000% due 12/01/2015	810	907

Texas Transportation Commission Revenue Bonds, Series 2007
5.000% due 04/01/2026	100	112

		3,710

WASHINGTON 1.4%

King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
5.000% due 12/01/2015	1,000	1,119

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Washington Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	$250	$258

		1,377

WISCONSIN 0.3%

Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2005
5.000% due 05/01/2017	225	255

WYOMING 0.2%

Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
5.000% due 12/01/2017	200	216

Total Municipal Bonds & Notes (Cost $91,376)		95,928

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 1.9%

REPURCHASE AGREEMENTS 1.9%

State Street Bank and Trust Co.
0.010% due 01/03/2012	$1,834	$1,834

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $1,875. Repurchase proceeds are $1,834.)

Total Short-Term Instruments (Cost $1,834)		1,834

Total Investments 99.1% (Cost $93,210)		$97,762

Other Assets and Liabilities (Net) 0.9%		869

Net Assets 100.0%		$98,631

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Municipal Bonds & Notes
Alaska	$0	$914	$0	$914
Arizona	0	466	0	466
California	0	19,414	0	19,414
Colorado	0	1,169	0	1,169
Connecticut	0	5,164	0	5,164
Florida	0	6,019	0	6,019
Georgia	0	1,259	0	1,259
Illinois	0	7,550	0	7,550
Indiana	0	3,291	0	3,291
Iowa	0	569	0	569
Kansas	0	822	0	822
Kentucky	0	2,141	0	2,141
Massachusetts	0	2,168	0	2,168
Minnesota	0	1,121	0	1,121
Missouri	0	3,002	0	3,002
New Hampshire	0	287	0	287
New Jersey	0	6,877	0	6,877
New Mexico	0	604	0	604
New York	0	16,347	0	16,347
North Carolina	0	1,029	0	1,029
Ohio	0	4,072	0	4,072
Oregon	0	560	0	560
Pennsylvania	0	4,470	0	4,470
Puerto Rico	0	283	0	283
South Carolina	0	275	0	275
Tennessee	0	497	0	497
Texas	0	3,710	0	3,710
Washington	0	1,377	0	1,377
Wisconsin	0	255	0	255

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	67

Schedule of Investments PIMCO Intermediate Municipal Bond Strategy Fund (Cont.)

(Unaudited)

December 31, 2011

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Wyoming	$0	$216	$0	$216
Short-Term Instruments
Repurchase Agreements	0	1,834	0	1,834
	$0	$97,762	$0	$97,762

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

68	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO Short Term Municipal Bond Strategy Fund

(Unaudited)

December 31, 2011

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 82.9%

ALASKA 0.7%

Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2014	$250	$269

ARIZONA 4.6%

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Notes, Series 2011
4.000% due 12/01/2014	1,600	1,750

CALIFORNIA 18.4%

California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	250	270

California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2013	500	531

California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	550	611

California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	530

California Statewide Communities Development Authority Revenue Notes, Series 2010
3.000% due 11/01/2012	100	101

Long Beach, California Revenue Notes, Series 2010
3.000% due 06/01/2013	165	167

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001
0.020% due 07/01/2035	300	300
0.060% due 07/01/2034	700	700

Los Angeles Municipal Improvement Corp., California Revenue Notes, Series 2010
3.000% due 11/01/2012	750	762

Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	1,000	1,075

Newport Beach, California Revenue Bonds, Series 2009
5.000% due 12/01/2038	500	523

Northern California Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	250	258

San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2010
3.000% due 11/01/2013	750	784

San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC/FGIC Insured), Series 2004
5.000% due 08/01/2012	200	203

South Placer Wastewater Authority, California Revenue Notes, Series 2011
0.930% due 11/01/2014	250	251

		7,066

COLORADO 1.3%

University of Colorado Revenue Notes, Series 2010
3.000% due 06/01/2013	500	517

CONNECTICUT 2.6%

Connecticut State Development Authority Revenue Bonds, Series 2011
1.250% due 09/01/2028	1,000	1,000

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
DELAWARE 1.2%

Delaware Solid Waste Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	$450	$465

DISTRICT OF COLUMBIA 0.3%

District of Columbia General Obligation Notes, (AGM Insured), Series 2005
5.000% due 06/01/2013	100	106

FLORIDA 0.7%

Florida Hurricane Catastrophe Fund Finance Corp. Revenue Notes, Series 2006
5.250% due 07/01/2012	250	256

GEORGIA 2.1%

Atlanta, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2014	500	536

Municipal Electric Authority of Georgia Revenue Notes, Series 2008
5.000% due 01/01/2013	250	260

		796

ILLINOIS 7.7%

Chicago IL Midway Airport Revenue, Illinois Revenue Bonds, Series 2010
5.000% due 01/01/2034	500	541

Chicago IL O’Hare International Airport Revenue, Illinois Revenue Notes, Series 2010
4.000% due 01/01/2013	250	258

Cook County, Illinois School District No 63 East Maine General Obligation Notes, Series 2010
2.000% due 12/01/2012	155	156

Decatur Park District, Illinois General Obligation Notes, Series 2010
2.000% due 03/01/2012	100	100
2.250% due 03/01/2013	175	178

Illinois Finance Authority Revenue Bonds, Series 2004
5.500% due 10/01/2014	200	221

Illinois Finance Authority Revenue Notes, Series 2010
4.000% due 02/15/2012	100	100

Illinois Municipal Electric Agency Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 02/01/2014	300	321

Illinois State Toll Highway Authority Revenue Bonds, (AGM Insured), Series 1998
5.500% due 01/01/2014	250	271

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 1996
0.000% due 12/15/2012	300	294

Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
4.000% due 06/01/2013	250	260

Will & Kendall Counties Community Consolidated School District 22 Plainfield, Illinois General Obligation Notes, Series 2010
2.000% due 01/01/2012	250	250

		2,950

INDIANA 2.8%

Indiana Finance Authority Revenue Notes, Series 2006
5.500% due 02/01/2013	300	317

Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	240	253

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Indianapolis, Indiana Thermal Energy System Revenue Notes, Series 2010
3.000% due 10/01/2013	$500	$519

		1,089

IOWA 2.4%

Des Moines Independent Community School District, Iowa Revenue Notes, Series 2010
5.000% due 06/01/2012	250	254

Dubuque Community School District, Iowa Revenue Notes, Series 2010
2.000% due 01/01/2013	250	253

Iowa State University of Science & Technology Revenue Notes, Series 2011
2.000% due 07/01/2013	410	419

		926

KENTUCKY 2.0%

Jefferson County, Kentucky Capital Projects Corp. Revenue Notes, (AGM Insured), Series 2007
4.000% due 06/01/2013	250	260

Kentucky Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	500	515

		775

LOUISIANA 1.3%

Louisiana Offshore Terminal Authority Revenue Bonds, Series 2010
2.100% due 10/01/2040	500	504

MAINE 0.7%

Maine Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	250	256

MASSACHUSETTS 0.6%

Massachusetts Educational Financing Authority Revenue Notes, Series 2010
2.000% due 01/01/2012	225	225

MICHIGAN 0.7%

Hamilton Community School District, Michigan General Obligation Notes, (AGM/Q-SBLF Insured), Series 2005
5.000% due 05/01/2013	250	264

MINNESOTA 1.2%

Savage, Minnesota General Obligation Notes, Series 2011
2.000% due 02/01/2013	460	468

MISSOURI 1.3%

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.060% due 09/01/2030	500	500

NEBRASKA 0.6%

Central Plains Energy Project, Nebraska Revenue Notes, Series 2007
5.000% due 12/01/2012	210	215

NEVADA 0.4%

Clark County, Nevada Revenue Notes, Series 2010
3.000% due 07/01/2013	150	155

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	69

Schedule of Investments PIMCO Short Term Municipal Bond Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
NEW JERSEY 0.3%

New Jersey Transit Corp. Certificates of Participation Bonds, (AMBAC Insured), Series 2002
5.500% due 09/15/2012	$100	$103

NEW YORK 16.0%

Essex County, New York General Obligation Notes, (NPFGC Insured), Series 2005
4.000% due 05/15/2013	200	208

Monroe County, New York Industrial Development Corp., Michigan Revenue Notes, (FHA Insured), Series 2010
4.000% due 08/15/2015	500	541

New York City, New York General Obligation Bonds, Series 2002
5.750% due 08/01/2012	350	358

New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
3.000% due 02/15/2014	500	521

New York City, New York Transitional Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2013	250	271

New York Liberty Development Corp. Revenue Bonds, Series 2011
0.270% due 12/01/2049	300	300

New York State Dormitory Authority Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 07/01/2013	300	320

New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	250	282

New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 05/01/2014	350	378

New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	1,500	1,488

New York State Thruway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 04/01/2014	125	137

New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	250	272

New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 01/01/2013	750	784

Oneida-Herkimer Solid Waste Management Authority, New York Revenue Notes, Series 2011
4.000% due 04/01/2014	250	262

		6,122

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
NORTH CAROLINA 1.4%

Buncombe County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 06/01/2013	$500	$530

OHIO 0.9%

Columbus, Ohio General Obligation Notes, Series 2010
1.250% due 06/01/2013	340	344

PENNSYLVANIA 2.3%

Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2013	250	257

Delaware Valley Regional Financial Authority, Pennsylvania Revenue Bonds, Series 2002
5.500% due 07/01/2012	265	271

Philadelphia PA Water & Sewer Revenue, Pennsylvania Revenue Notes, Series 2010
4.000% due 06/15/2013	250	262

Township of Bristol, Pennsylvania General Obligation Notes, (AGM Insured), Series 2010
4.000% due 09/01/2012	105	108

		898

PUERTO RICO 0.7%

Puerto Rico Electric Power Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.250% due 07/01/2013	250	264

TEXAS 4.1%

El Paso Independent School District, Texas General Obligation Notes, Series 2009
5.000% due 08/15/2013	580	622

Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1999
0.100% due 10/01/2029	200	200

Houston Community College System, Texas General Obligation Notes, Series 2011
4.000% due 02/15/2014	500	535

Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2011
0.950% due 08/01/2034	200	201

		1,558

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
VIRGINIA 0.5%

Roanoke Economic Development Authority, Virginia Revenue Notes, (AGM Insured), Series 2005
5.000% due 07/01/2012	$200	$204

WASHINGTON 2.0%

Grays Harbor County, Washington School District No. 5 Aberdeen General Obligation Notes, (AGM Insured), Series 2004
4.000% due 12/01/2013	400	425

King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
3.000% due 12/01/2012	315	322

		747

WISCONSIN 1.1%

Wisconsin State Revenue Notes, Series 2009
5.000% due 07/01/2014	400	440

Total Municipal Bonds & Notes (Cost $31,608)		31,762

SHORT-TERM INSTRUMENTS 16.3%

REPURCHASE AGREEMENTS 15.0%

State Street Bank and Trust Co.
0.010% due 01/03/2012	5,751	5,751

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $5,870. Repurchase proceeds are $5,751.)

SHORT-TERM NOTES 1.3%

Oregon State Facilities Authority Revenue Notes, Series 2011
3.000% due 05/01/2012	500	503

Total Short-Term Instruments (Cost $6,254)		6,254

Total Investments 99.2% (Cost $37,862)		$38,016

Other Assets and Liabilities (Net) 0.8%		315

Net Assets 100.0%		$38,331

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Municipal Bonds & Notes
Alaska	$0	$269	$0	$269
Arizona	0	1,750	0	1,750
California	0	7,066	0	7,066
Colorado	0	517	0	517

70	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2011

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Connecticut	$0	$1,000	$0	$1,000
Delaware	0	465	0	465
District of Columbia	0	106	0	106
Florida	0	256	0	256
Georgia	0	796	0	796
Illinois	0	2,950	0	2,950
Indiana	0	1,089	0	1,089
Iowa	0	926	0	926
Kentucky	0	775	0	775
Louisiana	0	504	0	504
Maine	0	256	0	256
Massachusetts	0	225	0	225
Michigan	0	264	0	264
Minnesota	0	468	0	468
Missouri	0	500	0	500
Nebraska	0	215	0	215
Nevada	0	155	0	155
New Jersey	0	103	0	103
New York	0	6,122	0	6,122
North Carolina	0	530	0	530
Ohio	0	344	0	344
Pennsylvania	0	898	0	898
Puerto Rico	0	264	0	264
Texas	0	1,558	0	1,558
Virginia	0	204	0	204
Washington	0	747	0	747
Wisconsin	0	440	0	440
Short-Term Instruments
Repurchase Agreements	0	5,751	0	5,751
Short-Term Notes	0	503	0	503
	$0	$38,016	$0	$38,016

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	DECEMBER 31, 2011	SEMIANNUAL REPORT	71

Notes to Financial Statements

1. Organization

PIMCO ETF Trust (the “Trust”) was established as a Delaware business trust on November 14, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to seventeen funds (the “Funds”) offered by the Trust.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Funds are listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”) and other secondary markets. The market price for a Fund’s shares may be different from the Fund’s NAV. The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from a Fund at NAV.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Determination of Net Asset Value

The NAV of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE Arca and the bond markets, as determined by Securities Industry and Financial Markets Association (“SIFMA”), are open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

C. Cash and Foreign Currency

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

D. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, of each Fund, except the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund, are declared and distributed to shareholders monthly. Dividends from net investment income, if any, of the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. Dividends and distributions cannot be automatically reinvested in additional shares of a Fund.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment

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income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

E. Equalization

Each Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares.

F. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. Management does not anticipate any impact on the Funds’ financial statements as a result of the change of accounting treatment.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3. Investment Valuation and Fair Value Measurements

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

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Notes to Financial Statements (Cont.)

sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Investments in privately held investment funds where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Level 3 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized

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gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

4. Securities and Other Investments

A. Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

B. Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,”

with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

C. Payment In-Kind Securities

Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

D. Repurchase Agreements

Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be

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Notes to Financial Statements (Cont.)

equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

E. Reverse Repurchase Agreements

Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

F. Securities Lending

The Funds listed below may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis via a lending agent. The securities out on loan are required to be secured by cash collateral at least equal to 102% of the domestic and 105% of the foreign loans market value. The Fund will then invest the cash collateral received in the PIMCO Government Money Market and PIMCO Money Market Funds (see table below for designations), and record a liability for the return of the collateral during the period the securities are on loan. Each fund is subject to a lending limit of 33.33% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, the Fund has the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the interest earned on the cash collateral invested. Any securities out on loan at period end are footnoted on the Schedule of Investments. The cash collateral invested by the lending agent is disclosed on the Statement of Assets & Liabilities (if applicable).

The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income (if applicable).

Fund Name	Cash Collateral Reinvestment Vehicle
PIMCO 1-3 Year U.S. Treasury Index Fund	PIMCO Government Money Market Fund
PIMCO 1-5 Year U.S. TIPS Index Fund	PIMCO Government Money Market Fund
PIMCO 3-7 Year U.S. Treasury Index Fund	PIMCO Government Money Market Fund
PIMCO 7-15 Year U.S. Treasury Index Fund	PIMCO Government Money Market Fund
PIMCO 15+ Year U.S. TIPS Index Fund	PIMCO Government Money Market Fund
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	PIMCO Government Money Market Fund
PIMCO Broad U.S. TIPS Index Fund	PIMCO Government Money Market Fund
PIMCO Broad U.S. Treasury Index Fund	PIMCO Government Money Market Fund
PIMCO Investment Grade Corporate Bond Index Fund	PIMCO Money Market Fund
PIMCO Enhanced Short Maturity Strategy Fund	PIMCO Money Market Fund

G. U.S. Government Agencies or Government-Sponsored Enterprises

Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are

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pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. Financial Derivative Instruments

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

A. Foreign Currency Contracts

Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

B. Swap Agreements

Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into credit default and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection

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Notes to Financial Statements (Cont.)

on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

6. Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks A Fund’s investments in fixed income securities expose the Fund to various risks such as but not limited to, market trading, interest rate, foreign currency, management and tracking error and indexing risks.

Market trading risk is the risk that an active secondary trading market for a Fund’s shares does not develop or continue, that a Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s NAV.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will

78	PIMCO ETF TRUST

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December 31, 2011

decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

Management and Tracking Error Risk is the risk that the portfolio manager’s investment decisions may not produce the desired results or that an Index Fund’s portfolio may not correlate to the Fund’s Index.

Indexing risk is the risk that a Fund is negatively affected by general declines in the market segments or asset classes represented by the Fund’s Index.

Credit and Counterparty Risks A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security or repurchase agreement is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedules of Investments.

7. Fees and Expenses

A. Management Fee

PIMCO, a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) formerly known as Allianz Global Investors of America L.P., serves as the investment manager (the “Manager”) to the Trust, pursuant to an investment management agreement. Each Fund pays PIMCO fees in return for providing investment

DECEMBER 31, 2011	SEMIANNUAL REPORT	79

Notes to Financial Statements (Cont.)

advisory, supervisory and administrative services under an all-in fee structure. Each Fund will pay monthly management fees to PIMCO at the annual rate based on average daily net assets (the “Management Fee”). The Management Fee for each Fund is charged at an annual rate as noted in the table below.

Fund Name	Management Fee
PIMCO 0-5 Year High Yield Corporate Bond Index Fund	0.55%
PIMCO 1-3 Year U.S. Treasury Index Fund	0.15%
PIMCO 1-5 Year U.S. TIPS Index Fund	0.20%
PIMCO 3-7 Year U.S. Treasury Index Fund	0.15%
PIMCO 7-15 Year U.S. Treasury Index Fund	0.15%
PIMCO 15+ Year U.S. TIPS Index Fund	0.20%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	0.15%
PIMCO Australia Bond Index Fund	0.45%
PIMCO Broad U.S. TIPS Index Fund	0.20%
PIMCO Broad U.S. Treasury Index Fund	0.15%
PIMCO Canada Bond Index Fund	0.45%
PIMCO Germany Bond Index Fund	0.45%
PIMCO Investment Grade Corporate Bond Index Fund	0.20%
PIMCO Build America Bond Strategy Fund	0.45%
PIMCO Enhanced Short Maturity Strategy Fund	0.35%
PIMCO Intermediate Municipal Bond Strategy Fund	0.35%
PIMCO Short Term Municipal Bond Strategy Fund	0.35%

B. Distribution and Servicing Fees

PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of each Fund’s Creation Units. The Distributor does not maintain a secondary market in shares of the Funds. During the period ended December 31, 2011, each Fund was permitted to reimburse the Distributor at an annual rate of up to 0.25% of a Fund’s average daily net assets. However, the Board of Trustees has determined not to authorize payment of a 12b-1 Plan fee at this time. The 12b-1 fee may only be imposed or increased when the Board of Trustees determines that it is in the best interests of shareholders to do so. Because these fees are paid out of a Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The 12b-1 Plan fee may cost an investor more than other types of sales charges.

C. Fund Expenses

The Funds bear other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500.

D. Expense Limitation

PIMCO has contractually agreed, until October 31, 2012, to waive a portion of PIMCO 1-3 Year U.S. Treasury Index Fund’s Management Fee equal to 0.06% of average daily net assets. Under the Fee Waiver Agreement, PIMCO is entitled to reimbursement by the Fund of any portion of the Management Fees waived, reduced or reimbursed pursuant to the Fee Waiver Agreement (the “Reimbursement Amount”) during the previous three years, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata Trustees’ fees pursuant to the Expense Limitation Agreement, exceed the expense limit; 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO. The Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

PIMCO has contractually agreed, until October 31, 2012, to waive its management fee, or reimburse a Fund, to the extent that organizational expenses and pro rata Trustees’ fees, if any, exceed 0.0049% of that Fund’s average net assets. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit. The recoverable amounts to PIMCO at December 31, 2011, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO 0-5 Year High Yield Corporate Bond Index Fund	$63
PIMCO 1-3 Year U.S. Treasury Index Fund	256
PIMCO 1-5 Year U.S. TIPS Index Fund	77
PIMCO 3-7 Year U.S. Treasury Index Fund	65
PIMCO 7-15 Year U.S. Treasury Index Fund	67
PIMCO 15+ Year U.S. TIPS Index Fund	65
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	74
PIMCO Broad U.S. TIPS Index Fund	68
PIMCO Broad U.S. Treasury Index Fund	54
PIMCO Investment Grade Corporate Bond Index Fund	73
PIMCO Build America Bond Strategy Fund	93
PIMCO Enhanced Short Maturity Strategy Fund	81
PIMCO Intermediate Municipal Bond Strategy Fund	85
PIMCO Short Term Municipal Bond Strategy Fund	84

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(Unaudited)

December 31, 2011

8. Related Party Transactions

The Manager and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act.

Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended December 31, 2011, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO 0-5 Year High Yield Corporate Bond Index Fund	$4,096	$1,212
PIMCO 1-5 Year U.S. TIPS Index Fund	0	146,599
PIMCO Investment Grade Corporate Bond Index Fund	811	0
PIMCO Build America Bond Strategy Fund	0	9,616
PIMCO Enhanced Short Maturity Strategy Fund	186,261	102,994

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended December 31, 2011 (amounts in thousands):

Fund Name	Market Value 06/30/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Unrealized Appreciation	Market Value 12/31/2011	Dividend Income
PIMCO Build America Bond Strategy Fund	$0	$1,700	$(1,700)	$0	$0	$0	$0

9. Guarantees and Indemnifications

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active trading of portfolio securities to achieve its investment objective, including, without limitation, to reflect changes in the component securities of the Index, such as reconstitutions, additions or deletions of component securities. To the extent that Creation Unit purchases from and redemptions by a Fund are effected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2011, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO 0-5 Year High Yield Corporate Bond Index Fund	$0	$0	$116,144	$6,392
PIMCO 1-3 Year U.S. Treasury Index Fund	35,289	4,114	0	0
PIMCO 1-5 Year U.S. TIPS Index Fund	251,522	104,470	0	0
PIMCO 3-7 Year U.S. Treasury Index Fund	4,298	4,254	0	0
PIMCO 7-15 Year U.S. Treasury Index Fund	1,744	1,786	0	0
PIMCO 15+ Year U.S. TIPS Index Fund	14,415	14,859	0	0
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	9,287	10,627	0	0

DECEMBER 31, 2011	SEMIANNUAL REPORT	81

Notes to Financial Statements (Cont.)

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Australia Bond Index Fund	$0	$0	$24,163	$2,899
PIMCO Broad U.S. TIPS Index Fund	2,999	1,706	0	0
PIMCO Broad U.S. Treasury Index Fund	26,570	26,612	0	0
PIMCO Canada Bond Index Fund	0	0	20,293	8,016
PIMCO Germany Bond Index Fund	0	0	12,751	14
PIMCO Investment Grade Corporate Bond Index Fund	0	0	112,525	2,685
PIMCO Build America Bond Strategy Fund	0	0	9,021	13,619
PIMCO Enhanced Short Maturity Strategy Fund	1,453,048	1,143,418	596,651	211,298
PIMCO Intermediate Municipal Bond Strategy Fund	0	0	15,166	8,667
PIMCO Short Term Municipal Bond Strategy Fund	0	0	11,839	1,617

11. Capital Share Transactions

Capital shares are issued and redeemed by a Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of a Fund are not redeemable. Transactions in capital shares for a Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of securities included in its Index together with a deposit of a specified cash payment. Authorized Participants may be charged transaction fees as set forth below. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, Authorized Participants are subject to standard creation and redemption transaction fees payable directly to State Street Bank and Trust Company, the administrator of the Funds. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge up to the maximum amount shown in the table below.

	Standard Creation/ Redemption Transaction Fee*	Maximum Additional Variable Charge for Cash Creations**	Maximum Additional Variable Charge for Cash Redemptions**
All Funds (except PIMCO Australia Bond Index Fund, PIMCO Canada Bond Index Fund and PIMCO Germany Bond Index Fund	$500	3.00%	2.00%
PIMCO Australia Bond Index Fund, PIMCO Canada Bond Index Fund and PIMCO Germany Bond Index Fund	$1,000	3.00%	2.00%

*	Applicable to in-kind contributions or redemptions only.
**	As a percentage of the cash amount invested or received.

12. Investment Transactions

For the period ended December 31, 2011, certain Funds had in-kind contributions and in-kind redemptions as follows (amounts in thousands):

Fund Name	Contributions	Redemptions
PIMCO 1-3 Year U.S. Treasury Index Fund	$35,716	$0
PIMCO 1-5 Year U.S. TIPS Index Fund	85,299	334,980
PIMCO 7-15 Year U.S. Treasury Index Fund	6,645	0
PIMCO 15+ Year U.S. TIPS Index Fund	94,826	37,765
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	86,325	102,792
PIMCO Broad U.S. TIPS Index Fund	34,486	0
PIMCO Broad U.S. Treasury Index Fund	8,277	0

The in-kind contributions and in-kind redemptions in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

13. Regulatory and Litigation Matters

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

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December 31, 2011

14. Federal Income Tax Matters

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2011, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of December 31, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO 0-5 Year High Yield Corporate Bond Index Fund	$783	$(2,018)	$(1,235)
PIMCO 1-3 Year U.S. Treasury Index Fund	913	0	913
PIMCO 1-5 Year U.S. TIPS Index Fund	13,868	0	13,868
PIMCO 3-7 Year U.S. Treasury Index Fund	965	0	965
PIMCO 7-15 Year U.S. Treasury Index Fund	919	0	919
PIMCO 15+ Year U.S. TIPS Index Fund	40,198	0	40,198
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	10,153	0	10,153
PIMCO Australia Bond Index Fund	283	(276)	7
PIMCO Broad U.S. TIPS Index Fund	6,079	0	6,079
PIMCO Broad U.S. Treasury Index Fund	594	0	594
PIMCO Canada Bond Index Fund	210	0	210
PIMCO Germany Bond Index Fund	0	(598)	(598)
PIMCO Investment Grade Corporate Bond Index Fund	3,570	(1,179)	2,391
PIMCO Build America Bond Strategy Fund	1,763	(64)	1,699
PIMCO Enhanced Short Maturity Strategy Fund	2,722	(14,747)	(12,025)
PIMCO Intermediate Municipal Bond Strategy Fund	4,655	(103)	4,552
PIMCO Short Term Municipal Bond Strategy Fund	198	(44)	154

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

15. Subsequent Events

The investment manager has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

DECEMBER 31, 2011	SEMIANNUAL REPORT	83

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BRC	Barclays Bank PLC	CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	USD	United States Dollar
CAD	Canadian Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	Q-SBLF	Qualified School Bond Loan Fund
FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.	SGI	Syncora Guarantee, Inc.

Other Abbreviations:
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
CDO	Collateralized Debt Obligation	FDIC	Federal Deposit Insurance Corporation

84	PIMCO ETF TRUST

Approval of Renewal of the Investment Management Agreement

(Unaudited)

Approval of the Investment Management Agreement for the PIMCO Australia Bond Index Fund, PIMCO Canada Bond Index Fund and PIMCO Germany Bond Index Fund

On August 15-16, 2011, the Board of Trustees (the “Board”) of PIMCO ETF Trust (the “Trust”), including all of the independent Trustees, approved the Trust’s Investment Management Agreement (the “Agreement”) with Pacific Investment Management Company LLC (“PIMCO”), on behalf of each of the Trust’s series (the “Funds”), for an additional one-year term through August 31, 2012. Under the Agreement, PIMCO provides investment advisory services, as well as supervisory and administrative services, to each Fund for a single management fee (“unified fee”).

On August 16, 2011, the Board of the Trust, including all of the independent Trustees, approved the Investment Management Agreement (the “New Funds’ Agreement”) with PIMCO, on behalf of the PIMCO Australia Bond Index Fund, PIMCO Canada Bond Index Fund and PIMCO Germany Bond Index Fund (the “New Funds”), for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve the renewal of the Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, a memorandum outlining legal duties of the Board in considering the continuation of the Agreement.

In considering whether to approve the New Funds’ Agreement, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, a memorandum outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management services and supervisory and administrative services to the New Funds.

B.	Review Process

In connection with the approval of the renewal of the Agreement, the Board reviewed written materials prepared by PIMCO in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreement and met both as a full Board and as the independent Trustees, without management present, at the August 15-16, 2011 meeting. The independent Trustees also met with counsel to the Trust on August 4, 2011 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreement, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreement at the August 16, 2011 meeting.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreement or to approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its

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Approval of Renewal of the Investment Management Agreement (Cont.)

investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreement was last renewed in 2010, including, but not limited to, undertaking significant technology initiatives; implementing a quality management system for processes/activities; converting to a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; planning to outsource net asset value delivery to another service provider to accelerate delivery timing to intermediaries; implementing new cost basis reporting; and creating the PIMCO Risk Committee, which is the global risk oversight committee at PIMCO.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreement and the New Funds’ Agreement are likely to benefit the Funds and the New Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, and quality of supervisory and administrative services provided by PIMCO to the Funds under the Agreement. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, and quality of supervisory and administrative services to be provided by PIMCO to the New Funds under the New Funds’ Agreement. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	Investment Performance

As the New Funds had not yet commenced operations at the time the New Funds’ Agreement was considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, for the periods ended May 31, 2011 and for the period ended June 30, 2011 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, for the periods ended May 31, 2011 (the “Lipper Report”). The Board considered information regarding both the investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15-16, 2011 meeting.

The Board noted that most of the Funds have one year or less of performance. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the period since inception. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board considered that because PIMCO does not expect certain Funds to outperform their benchmark indexes over long term horizons, PIMCO believes that it is more appropriate to compare the performance of such Funds to a comparative universe.

The Board considered the intensive nature of managing bond funds, noting that it requires a number of factors, including, varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

86	PIMCO ETF TRUST

(Unaudited)

The Board ultimately determined, within the context of all of its considerations in connection with the Agreement, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreement.

4.	Management Fee and Total Expenses

The Board considered that PIMCO strives to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing the management fee for any Fund, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for management services may vary in light of these various factors. The Board also noted that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate.

The Board reviewed the management fee and estimated total expenses of each Fund (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to the management fee, the Board reviewed data from Lipper that compared the average and median management fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds. The Board noted that the total expense ratio for ten out of 13 Funds was equal to or less than the median expenses of comparable funds in the Lipper Expense Group. The Board considered that the actively-managed Funds offered by PIMCO, which have total expenses above the Lipper median, are unique strategies with no competitors in the marketplace and that the Lipper Report compares them to index exchange-traded funds. The Board compared each Fund’s total expenses to other funds in the Lipper Expense Group, and found each Fund’s total expenses to be reasonable.

With respect to the New Funds, the Board reviewed the proposed management fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to the management fee, the Board reviewed data from Lipper that compared the average and median management fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ estimated total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ estimated total expenses to be reasonable.

The Board noted that PIMCO does not currently manage any separate accounts with investment strategies similar to those of the Funds or the New Funds.

The Board also considered the Funds’ unified fee structure, under which each Fund pays for the advisory and supervisory and administrative services it requires for a unified fee, and in return, PIMCO provides or procures such services and bear the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs, as well as the costs of qualifying and listing Fund shares with any securities exchange or other trading system. The Board noted that the unified fee leads to fund fees that are fixed, rather than variable. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels. The Board concluded that each Fund’s fees were reasonable in relation to the value of the services to be provided, and that the unified fee represents, in effect, a cap on fund fees that would be beneficial to the Funds and their shareholders.

In connection with the approval of the New Funds’ Agreement, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreement. The Board concluded that each New Fund’s proposed fees were reasonable in relation to the value of the services to be provided, and that the unified fee represents, in effect, a cap on fund fees that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that PIMCO had contractually agreed to reduce total annual fund operating expenses for each newly organized Fund by waiving a portion of its management fee or reimbursing the Fund, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to the Fund exceeds 0.0049% during the Fund’s first fiscal year. The Board also noted that PIMCO had contractually agreed, until October 31, 2012, to reduce total fund operating expenses for the PIMCO 1-3 Year U.S. Treasury Index Fund by waiving a portion of its management fee equal to 0.06% of average daily net assets.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the management fee charged by PIMCO, as well as the total expenses of each Fund, are reasonable and approval of the renewal of the Agreement would likely benefit the Funds and their shareholders.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated

DECEMBER 31, 2011	SEMIANNUAL REPORT	87

Approval of Renewal of the Investment Management Agreement (Cont.)

(Unaudited)

total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreement would likely benefit each New Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were similar to the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee. The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of funds to scale from inception and the enhancement of services provided in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time, had been held steady for most Funds as assets grew and continued to be competitive compared with peers.

The Board concluded that each Fund’s cost structure and each New Fund’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each New Fund, to the benefit of New Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO continued to be excellent and favored the renewal of the Agreement. The Board concluded that the Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreement, and that the renewal of the Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreement was fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreement was in the best interests of the New Funds and their shareholders.

88	PIMCO ETF TRUST

General Information

Investment Manager

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank & Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Legal Counsel

Dechert LLP

1775 I Street N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO ETF Trust.

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ETF4001SAR_123111

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: March 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: March 8, 2012

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: March 7, 2012